      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 6, 2017



                                                            FILE NOS. 333-208464

                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                   FORM N-4
                                 ------------




           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                          [X]
                      POST-EFFECTIVE AMENDMENT NO. 1                         [ ]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 202                               [X]




                        (Check Appropriate Box or Boxes)
                                 ------------

          BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           (Exact Name of Registrant)


                      BRIGHTHOUSE LIFE INSURANCE COMPANY

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277


            (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 578-9500

                    (Name and Address of Agent for Service)
                                 ------------
                              ERIC T. STEIGERWALT

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                                 ------------

                   (Name and Address of Agent of Service)

                                 ------------


                                   COPIES TO:

                               Diane E. Ambler, Esq.
                                 K&L Gates LLP
                                1601 K Street N.W.
                              Washington D.C. 20006

                 (Approximate Date of Proposed Public Offering)


Approximate Date of Proposed Public Offering: On May 1, 2017 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2017 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BRIGHTHOUSE PREMIER VARIABLE ANNUITY/SM/ CONTRACTS
ISSUED BY BRIGHTHOUSE LIFE INSURANCE COMPANY
This prospectus ("Prospectus") describes individual Brighthouse Premier Variable Annuity/SM/ contracts for flexible premium deferred variable annuities ("Contracts").

--------------------------------------------------------------------------------

   You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in your Contract. Your choices may include the Fixed Account (not offered or described in this Prospectus) and Subaccounts available through Brighthouse Separate Account Eleven for Variable Annuities which, in turn, invest in the following corresponding Investment Options which are portfolios of the Brighthouse Funds Trust I, portfolios of the Brighthouse Funds Trust II and a fund of the American Funds Insurance Series(R) ("American Funds(R)").


                                      AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 4
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
                            BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO--CLASS B*              HARRIS OAKMARK INTERNATIONAL PORTFOLIO--CLASS B
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS             INVESCO BALANCED-RISK ALLOCATION PORTFOLIO--CLASS B*
PORTFOLIO--CLASS B*                                           INVESCO COMSTOCK PORTFOLIO--CLASS B
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO--CLASS C+     INVESCO MID CAP VALUE PORTFOLIO--CLASS B
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO--CLASS C        INVESCO SMALL CAP GROWTH PORTFOLIO--CLASS B
AMERICAN FUNDS(R) GROWTH PORTFOLIO--CLASS C                   JPMORGAN CORE BOND PORTFOLIO--CLASS B
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO--CLASS C+     JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO--CLASS B*
AQR GLOBAL RISK BALANCED PORTFOLIO--CLASS B*                  JPMORGAN SMALL CAP VALUE PORTFOLIO--CLASS B
BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO--CLASS B*      LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO--CLASS B
BLACKROCK HIGH YIELD PORTFOLIO--CLASS B                       METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO--CLASS B*
BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO (FORMERLY          MFS(R) RESEARCH INTERNATIONAL PORTFOLIO--CLASS B
METLIFE ASSET ALLOCATION 100 PORTFOLIO)--CLASS B
BRIGHTHOUSE BALANCED PLUS PORTFOLIO (FORMERLY METLIFE         MORGAN STANLEY MID CAP GROWTH PORTFOLIO--CLASS B
BALANCED PLUS PORTFOLIO)--CLASS B*
BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO (FORMERLY METLIFE       OPPENHEIMER GLOBAL EQUITY PORTFOLIO--CLASS B
SMALL CAP VALUE PORTFOLIO)--CLASS B
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY PORTFOLIO        PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO--CLASS B*
(FORMERLY MET/ABERDEEN EMERGING
MARKETS EQUITY PORTFOLIO)--CLASS B                            PIMCO INFLATION PROTECTED BOND PORTFOLIO--CLASS B
BRIGHTHOUSE/ARTISAN INTERNATIONAL PORTFOLIO (FORMERLY         PIMCO TOTAL RETURN PORTFOLIO--CLASS B
MET/ARTISAN INTERNATIONAL PORTFOLIO)--CLASS B
BRIGHTHOUSE/EATON VANCE FLOATING RATE PORTFOLIO (FORMERLY     PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO--CLASS B*
MET/EATON VANCE FLOATING RATE PORTFOLIO)--CLASS B
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO      PYRAMIS(R) MANAGED RISK PORTFOLIO--CLASS B*
(FORMERLY MET/FRANKLIN LOW
DURATION TOTAL RETURN PORTFOLIO)--CLASS B                     SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO--CLASS B*
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND PORTFOLIO            SSGA GROWTH AND INCOME ETF PORTFOLIO--CLASS B+
(FORMERLY MET/TEMPLETON INTERNATIONAL BOND
PORTFOLIO)--CLASS B
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH PORTFOLIO           SSGA GROWTH ETF PORTFOLIO--CLASS B
(FORMERLY MET/WELLINGTON LARGE CAP
RESEARCH PORTFOLIO)--CLASS B                                  T. ROWE PRICE LARGE CAP VALUE PORTFOLIO--CLASS B
CLARION GLOBAL REAL ESTATE PORTFOLIO--CLASS B                 T. ROWE PRICE MID CAP GROWTH PORTFOLIO--CLASS B
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO--CLASS B              TCW CORE FIXED INCOME PORTFOLIO--CLASS B
GOLDMAN SACHS MID CAP VALUE PORTFOLIO--CLASS B
                             BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO--CLASS B        LOOMIS SAYLES SMALL CAP CORE PORTFOLIO--CLASS B
BLACKROCK BOND INCOME PORTFOLIO--CLASS B                      METLIFE AGGREGATE BOND INDEX PORTFOLIO (FORMERLY BARCLAYS
                                                               AGGREGATE BOND INDEX PORTFOLIO)--
                                                              CLASS G*
BLACKROCK CAPITAL APPRECIATION PORTFOLIO--CLASS B             METLIFE MID CAP STOCK INDEX PORTFOLIO--CLASS G
BLACKROCK LARGE CAP VALUE PORTFOLIO--CLASS B                  METLIFE MSCI EAFE(R) INDEX PORTFOLIO (FORMERLY MSCI EAFE(R)
                                                               INDEX PORTFOLIO)--CLASS G
BLACKROCK ULTRA-SHORT TERM BOND PORTFOLIO--CLASS B            METLIFE RUSSELL 2000(R) INDEX PORTFOLIO (FORMERLY RUSSELL
                                                               2000(R) INDEX PORTFOLIO)--CLASS G
BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO (FORMERLY METLIFE   METLIFE STOCK INDEX PORTFOLIO--CLASS G
ASSET ALLOCATION 20 PORTFOLIO)--CLASS B+
BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO (FORMERLY METLIFE   MFS(R) TOTAL RETURN PORTFOLIO--CLASS B
ASSET ALLOCATION 40 PORTFOLIO)--CLASS B+
BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO (FORMERLY METLIFE   MFS(R) VALUE PORTFOLIO--CLASS B
ASSET ALLOCATION 60 PORTFOLIO)--CLASS B+
BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO (FORMERLY METLIFE   NEUBERGER BERMAN GENESIS PORTFOLIO--CLASS B
ASSET ALLOCATION 80 PORTFOLIO)--CLASS B
BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO (FORMERLY         T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO--CLASS B
MET/ARTISAN MID CAP VALUE PORTFOLIO)--CLASS B
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY           T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO--CLASS G
PORTFOLIO (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL COMPANY PORTFOLIO)--CLASS B               VANECK GLOBAL NATURAL RESOURCES PORTFOLIO (FORMERLY VAN ECK
                                                               GLOBAL NATURAL RESOURCES
                                                              PORTFOLIO)--CLASS B
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES PORTFOLIO    WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
(FORMERLY MET/WELLINGTON                                       PORTFOLIO--CLASS B
CORE EQUITY OPPORTUNITIES PORTFOLIO)--CLASS B
FRONTIER MID CAP GROWTH PORTFOLIO--CLASS B                    WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO--CLASS B
JENNISON GROWTH PORTFOLIO--CLASS B





*If You elect the GWB v1, You must allocate all of Your Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") If you elect the GLWB, You must allocate at least 80% of Your Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits."). These Investment Options are also available for investment if You do not elect the GLWB or GWB v1.
+If You elect the GLWB, You are permitted to allocate up to 20% of Your
 Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") These Investment Options are also available for investment if You do not elect GLWB.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Brighthouse Separate Account Eleven for Variable Annuities that You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2017. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 108 of this Prospectus. To view and download the SAI, please visit our website www.brighthousefinancial.com. To request a free copy of the SAI or to ask questions, write or call:

Brighthouse Life Insurance Company

11225 North Community House Road
Charlotte, NC 28277
(800) 343-8496

                                [GRAPHIC]


 CONTRACTS
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  SEP
   .  SIMPLE IRA

 CLASSES AVAILABLE
 FOR EACH CONTRACT
   .  B
   .  R

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.

The Contract allows You to select from two different charge structures, each referred to as a class, based on your specific situation. Please see "Classes of the Contract" for more information about each class. In the future, we may offer through this Prospectus one or more new classes of the Contract; discontinue offering any class of the Contract; or resume offering an inactive class at any time.

The Securities and Exchange Commission ("SEC") has a Web site
(http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The SEC has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


You should read carefully the current Brighthouse Funds Trust I, Brighthouse Funds Trust II and American Funds(R) prospectuses before purchasing a Contract. A copy of the prospectus for each Investment Option to which you allocate money will accompany or precede the delivery of your Contract. You can also obtain copies of the prospectuses for the Investment Options by calling us or writing to us at the phone number or address below.

Brighthouse Life Insurance Company
Attn: Fulfillment Unit - Brighthouse Premier Variable Annuity/SM/

P O Box 10342
Des Moines, IA 50306-0342

(800) 343-8496

                               TABLE OF CONTENTS


Important Terms You Should Know................................................................................  5
Table of Expenses..............................................................................................  9
BLIC........................................................................................................... 18
Planned Separation from MetLife, Inc........................................................................... 18
Brighthouse Separate Account Eleven for Variable Annuities..................................................... 19
Variable Annuities............................................................................................. 19
    Replacement of Annuity Contracts........................................................................... 20
The Annuity Contract........................................................................................... 21
    Termination of Inactive Contracts.......................................................................... 22
    Contracts with No Account Value............................................................................ 23
Classes of the Contract........................................................................................ 23
Your Investment Choices........................................................................................ 25
    Investment Choices Which are Funds of Funds................................................................ 30
    Investment Allocation Restrictions For Certain Optional Benefits........................................... 31
    General Information about Investment Options............................................................... 35
    Substitution of Investment Options......................................................................... 36
    Optional Automated Investment Strategy, Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost
      Averaging Programs....................................................................................... 37
Purchase Payments.............................................................................................. 39
        Allocation of Purchase Payments........................................................................ 41
        Debit Authorizations................................................................................... 41
        Owning Multiple Contracts.............................................................................. 41
    Accumulation Units......................................................................................... 41
    Accumulation Unit Value.................................................................................... 42
    Account Value.............................................................................................. 43
    Transfer Privilege......................................................................................... 43
    Restrictions on Transfers.................................................................................. 44
    Voting Rights.............................................................................................. 47
Access to Your Money........................................................................................... 47
        Systematic Withdrawal Program.......................................................................... 48
        Minimum Distributions.................................................................................. 49
Expenses....................................................................................................... 49
    Product Charges............................................................................................ 49
    Annual Contract Fee........................................................................................ 50
    Optional GWB--Rider Charge................................................................................. 50
    Optional GLWB--Rider Charge................................................................................ 51
    GLWB Death Benefit--Rider Charge........................................................................... 51
    Premium Tax and Other Taxes................................................................................ 52
    Transfer Fee............................................................................................... 52
    Income Taxes............................................................................................... 52
    Withdrawal Charges......................................................................................... 52
        When No Withdrawal Charge Applies...................................................................... 53
    Investment Option Expenses................................................................................. 55
    Free Look.................................................................................................. 55
    Death Benefit--Generally................................................................................... 55
        Standard Death Benefit--Account Value.................................................................. 59
        Optional Death Benefit--Return of Premium.............................................................. 59
        Optional Death Benefit--Annual Step-Up................................................................. 59

        Additional Death Benefit--Earnings Preservation Benefit...........................................  60
        GLWB Death Benefit................................................................................  61
    Living Benefits.......................................................................................  61
        GWB...............................................................................................  62
        GLWB..............................................................................................  71
        GLWB Death Benefit................................................................................  80
    Annuity Payments (The Annuity Period).................................................................  85
        Annuity Payment Types.............................................................................  85
        Option 1. Life Annuity............................................................................  85
        Option 2. Life Annuity with Ten (10) Years of Annuity Payments Guaranteed.........................  85
        Option 3. Life Annuity with Cash Refund...........................................................  85
        Option 4. Joint and Last Survivor Annuity.........................................................  86
        Option 5. Joint and Last Survivor Annuity with Ten (10) Years of Annuity Payments Guaranteed......  86
        Option 6. Joint and Last Survivor Annuity with Cash Refund........................................  86
        Fixed Annuity Payments............................................................................  86
        Amount and Frequency of Annuity Payments..........................................................  86
General Information.......................................................................................  87
    Administration........................................................................................  87
        Purchase Payments.................................................................................  87
        Confirming Transactions...........................................................................  87
        Processing Transactions...........................................................................  88
           By Telephone or Internet.......................................................................  88
           Telephone and Computer Systems.................................................................  89
           After Your Death...............................................................................  89
           Abandoned Property Requirements................................................................  89
           Misstatement...................................................................................  89
           Evidence of Survival...........................................................................  90
           Third Party Requests...........................................................................  90
           Suspension of Payments or Transfers............................................................  90
           Deferral of Payments or Transfers from the Fixed Account.......................................  90
           Cybersecurity Risk.............................................................................  90
           Ownership......................................................................................  91
    Advertising Performance...............................................................................  92
    Who Sells the Contracts...............................................................................  94
    Financial Statements..................................................................................  95
Federal Tax Considerations................................................................................  96
Legal Proceedings......................................................................................... 107
Table of Contents for the Statement of Additional Information............................................. 108
Appendix A--Investment Option Legal and Marketing Names................................................... 109
Appendix B--Enhanced Dollar Cost Averaging Program ("EDCA") Example....................................... 110
Appendix C--Optional Death Benefit Examples............................................................... 111
Appendix D--Guaranteed Withdrawal Benefit ("GWB") Examples................................................ 114
Appendix E--Guaranteed Lifetime Withdrawal Benefit ("GLWB") Examples...................................... 117
Appendix F--Guaranteed Lifetime Withdrawal Benefit--Death Benefit ("GLWB Death Benefit")
  Examples................................................................................................ 121



The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT VALUE

The total amount of all Purchase Payments allocated to the Separate Account and Fixed Account, adjusted by partial withdrawals, transfers, specified charges and expenses, the investment results of the Separate Account and interest credited to the Fixed Account.

ACCUMULATION UNIT

A unit of measure used to calculate the Account Value in a Subaccount of the Separate Account during the Accumulation Period.

ACCUMULATION UNIT VALUE

In the Contract, money paid-in or transferred into a Subaccount of the Separate Account is credited to You in the form of Accumulation Units for each Subaccount. We determine the value of these Accumulation Units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. Each Subaccount invests in a corresponding underlying Investment Option, and the value of each Subaccount increases or decreases based on the investment performance of the corresponding underlying Investment Option. In addition to the investment performance of the Investment Option, the deduction of the Separate Account charge also affects a Subaccount's Accumulation Unit Value, as explained under "Purchase Payments--Accumulation Unit Value."

ACCUMULATION PERIOD

The period of the Contract prior to the Annuity Date.

ANNUITANT

The natural person(s) on whose life Annuity Payments are based. You may change the Annuitant at any time prior to the Annuity Date unless an Owner is not a natural person. Any reference to Annuitant shall also include any Joint Annuitant under an Annuity Option. The Annuitant and Owner do not have to be the same person.

ANNUITY CALCULATION DATE

A Business Day no more than five (5) Business Days prior to the Annuity Date.

ANNUITY PAYMENTS

The series of payments made to the Owner or other named payee after the Annuity Date under the annuity option elected.

ANNUITY DATE

The date on which Annuity Payments begin.

ANNUITY PERIOD

The period starting on the Annuity Date during which Annuity Payments are payable.

ANNUITY SERVICE OFFICE

The office indicated on the Contract, or as otherwise directed by notice from us, to which Notices, requests and Purchase Payments must be sent. All sums payable by us under the Contract are payable through the Annuity Service Office.

ATTAINED AGE

The age of any Owner or Annuitant on his/her last birthday.

BENEFICIARY

The person(s) or entity(ies) You name to receive a death benefit payable under the Contract upon the death of the Owner or a Joint Owner, or in certain circumstances, an Annuitant.


BLIC

Brighthouse Life Insurance Company (the "Company").

BRIGHTHOUSE SECURITIES

Brighthouse Securities, LLC.


BUSINESS DAY

Each day that the Exchange is open for business. The Separate Account will be valued each Business Day. A Business Day ends as of the close of regular trading on the Exchange.

CONTRACT


A Contract is the legal agreement between You and BLIC. This document contains relevant provisions of your flexible premium deferred variable annuity. BLIC issues Contracts for each of the annuities described in this Prospectus.


CONTRACT ANNIVERSARY

An anniversary of the Issue Date of the Contract.

CONTRACT YEAR

A one-year period starting on the Issue Date and on each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

FIXED ACCOUNT

A portion of the General Account into which You may allocate Purchase Payments or transfer Account Value. The Fixed Account does not share in the investment performance of any Subaccount of the Separate Account.

FIXED ANNUITY PAYMENTS

A series of payments made by us during the Annuity Period which we guarantee as to dollar amount. Fixed Annuity payments are made out of our General Account.

GENERAL ACCOUNT

All of our assets other than those in any segregated asset account.

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us (or our designee) of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccount affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us (or our designee) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your registered representative before submitting the form or request.

INVESTMENT OPTION


Each Subaccount of the Separate Account invests in a corresponding Investment Option, each of which is a separate portfolio of the Brighthouse Funds Trust I, the Brighthouse Funds Trust II or the American Funds(R).


ISSUE DATE

The date a Contract is issued.

JOINT OWNER

If there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract.



NOTICE

Any form of communication providing information we need, either in a signed writing or another manner that we approve in advance. All Notices to us, or our designee, must be sent to our Annuity Service Office and received in Good Order. To be effective for a Business Day, a Notice must be received in Good Order prior to the end of that Business Day.

OWNER

The person(s) or entity(ies) entitled to the ownership rights under the Contract. If Joint Owners are named, all references to Owner shall mean Joint Owners. Throughout this Prospectus, referred to as "You" or "yours."

PURCHASE PAYMENT

Any amount paid to us under your Contract as consideration for the benefits it provides, less any premium tax and other taxes deducted upon receipt of a Purchase Payment.

SEPARATE ACCOUNT


A segregated asset account of the Company. Within this Prospectus, Separate Account refers to Brighthouse Separate Account Eleven for Variable Annuities.


SUBACCOUNT

Subaccounts are investment divisions of the Separate Account, each of which invests exclusively in shares of a corresponding underlying Investment Option.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw Purchase Payments prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.

WITHDRAWAL VALUE

The Account Value less any applicable Withdrawal Charge, less any premium tax and other taxes, and less any applicable Annual Contract Fee.

   TABLE OF EXPENSES--BRIGHTHOUSE PREMIER VARIABLE ANNUITY/SM/


       The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Contract. The first table describes charges You will pay at the time You purchase the Contract, make withdrawals from your Contract or make transfers between the Investment Options. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions). There are no fees for the Fixed Account or the Enhanced Dollar Cost Averaging Program ("EDCA Program").

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments....                   None
--------------------------------------------------------------------
Withdrawal Charge (as a percentage of each
  Purchase Payment) (1)......................               Up to 8%
--------------------------------------------------------------------
Transfer Fee (2).............................                    $25
                                              $0 (First 12 per year)
--------------------------------------------------------------------

     The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Contract, but does not include fees and expenses for the Investment Options.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

----------------------------------------------------------------------------
Annual Contract Fee (3)................................................. $50
----------------------------------------------------------------------------

   Table 2(b)--Annual Separate Account Charge
   (as a percentage of the average daily net asset value of each Subaccount of the Separate Account)

----------------------------------------------------------------
                                                 B CLASS R CLASS
                                                 ------- -------
  Mortality and Expense Charge..................  0.80%   0.70%
----------------------------------------------------------------
  Administration Charge.........................  0.25%   0.25%
----------------------------------------------------------------
Total Separate Account Charge with Standard
  Death Benefit.................................  1.05%   0.95%
----------------------------------------------------------------

------------------------------------------------------------
Death Benefit Rider Charges (Optional) (4)
------------------------------------------------------------
  Optional Death Benefit -- Return of Premium... 0.25% 0.25%
------------------------------------------------------------
  Optional Death Benefit -- Annual Step-Up...... 0.45% 0.45%
------------------------------------------------------------
  Additional Death Benefit -- Earnings
    Preservation Benefit........................ 0.25% 0.25%
------------------------------------------------------------
------------------------------------------------------------
Total Separate Account Charge including Highest
  Charges for Optional Death Benefits (5)        1.75% 1.65%
------------------------------------------------------------

   Table 2(c)--Additional Optional Benefits (6)

   Guaranteed Withdrawal Benefit (the "GWB")
   (as a percentage of the Total Guaranteed Withdrawal Amount) (7)

----------------------------------------------------------------------------------
GWB v1 -- maximum charge                                                    1.80%
----------------------------------------------------------------------------------
GWB v1 -- current charge                                                    0.90%
----------------------------------------------------------------------------------

   Guaranteed Lifetime Withdrawal Benefit (the "GLWB")
   (as a percentage of the Benefit Base) (8)

----------------------------------------------------------------------------------
GLWB -- maximum charge                                                      2.00%
----------------------------------------------------------------------------------
GLWB -- current charge                                                      1.20%
----------------------------------------------------------------------------------

   Guaranteed Lifetime Withdrawal Benefit--Death Benefit (the "GLWB Death Benefit") (9)
   (as a percentage of the GLWB Death Benefit Base) (10)

----------------------------------------------------------------------------------
GLWB Death Benefit -- maximum charge                                        1.20%
----------------------------------------------------------------------------------
GLWB Death Benefit -- current charge                                        0.65%
----------------------------------------------------------------------------------

  Notes

/1/ If an amount is determined to include the withdrawal of prior Purchase
    Payments, a Withdrawal Charge may apply. The charges on Purchase Payments for each class is calculated according to the following schedule:

   --------------------------------------------------------------------------
   NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS R CLASS
   ---------------------------------------------------------  ------- -------
                       0.....................................    7%      8%
   --------------------------------------------------------------------------
                       1.....................................    6%      8%
   --------------------------------------------------------------------------
                       2.....................................    6%      7%
   --------------------------------------------------------------------------
                       3.....................................    5%      6%
   --------------------------------------------------------------------------
                       4.....................................    4%      5%
   --------------------------------------------------------------------------
                       5.....................................    3%      4%
   --------------------------------------------------------------------------
                       6.....................................    2%      3%
   --------------------------------------------------------------------------
                       7.....................................    0%      2%
   --------------------------------------------------------------------------
                       8.....................................    0%      1%
   --------------------------------------------------------------------------
                       9 and thereafter......................    0%      0%
   --------------------------------------------------------------------------

    There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. You may also withdraw up to 10% of your total Purchase Payments without a Withdrawal Charge, less the free withdrawal amount previously withdrawn in the same Contract Year.


/2/ Excluding transfers resulting from our automated investment strategy or the EDCA Program, and in the event that twelve (12) transfers are made in a Contract Year, we may deduct a transfer fee of $25.00 for each additional transfer in such Contract Year. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.


/3/ This fee is waived if the Account Value is $75,000 or more on the Contract
    Anniversary. Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account Value during the Accumulation Period.

/4/ You may select the optional Return of Premium Death Benefit or the optional
    Annual Step-Up Death Benefit. You may also select the Additional Death Benefit -- Earnings Preservation Benefit either individually or with (i) the optional Return of Premium Death Benefit or (ii) the optional Annual-Step Up Death Benefit. You may not select the Additional Death Benefit -- Earnings Preservation Benefit with the GWB v1 living benefit rider or the GLWB living benefit rider. The Additional Death
    Benefit -- Earnings Preservation Benefit is not currently available to Contracts issued in Washington. See below for an additional optional death benefit (the GLWB Death Benefit) for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.

/5/ This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Annual Step-Up Charge and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

/6/ Only one of the optional living benefit riders may be elected. You may also select an optional living benefit with the optional Return of Premium Death Benefit or the optional Annual Step-Up Death Benefit.

/7/ The GWB v1 is currently available for purchase in all states except
    California, Oregon and Vermont. On the Issue Date, the Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. The charge for the GWB is a percentage of the Total Guaranteed Withdrawal Amount, as later defined in this Prospectus. You do not pay this charge once You are in the Annuity Period of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Living Benefits -- GWB" for more information.)

/8/ On the Issue Date, the Benefit Base is equal to your initial Purchase
    Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. The charge for the GLWB is a percentage of the Benefit Base, as later defined in this Prospectus. You do not pay this charge once You are in the Annuity Period of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge for the optional benefit, that charge will not increase upon an Automatic Step-Up. (See "Living Benefits -- GLWB" for more information.)

/9/ The GLWB Death Benefit may only be elected if the GLWB optional living benefit is elected. You may not select the GLWB Death Benefit with the optional Return of Premium Death Benefit, the optional Annual Step-Up Death Benefit or the Additional Death Benefit -- Earnings Preservation Benefit. The GLWB Death Benefit is currently not available for purchase in Washington.

/10/On the Issue Date, the GLWB Death Benefit Base is equal to your initial
    Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. For a definition of the term GLWB Death Benefit Base, see "Living Benefits -- GLWB Death Benefit -- Death Benefit -- GLWB Death Benefit Base." The charge for the GLWB Death Benefit is a percentage of your GLWB Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the Annuity Period of your Contract or after your optional death benefit terminates. Charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional death benefit was equal to the maximum charge for the optional death benefit, that charge will not increase upon an Automatic Step-Up. (See "Living Benefits -- GLWB" for more information.)

TABLE 3 - INVESTMENT OPTION OPERATING EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Investment Options that You may pay periodically during the time that you own the Contract. Certain Investment Options may impose a redemption fee in the future. More detail concerning each Investment Option's fees and expenses is contained in the prospectuses for the Investment Options and in the following tables. For information concerning compensation paid for the sale of the Contracts, see "General Information -- Who Sells the Contracts."


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES



                                                                               Minimum Maximum
----------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                       0.57%   1.34%
----------------------------------------------------------------------------------------------

Investment Option Fees and Expenses
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for each Investment Option.



  AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 4
                                                                                 DISTRIBUTION          ACQUIRED   TOTAL
                                                                                    AND/OR               FUND    ANNUAL
                                                                      MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING
Investment Option                                                        FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund......................    0.70%       0.25%      0.29%      --     1.24%

  BRIGHTHOUSE FUNDS TRUST I
                                                                                 DISTRIBUTION          ACQUIRED   TOTAL
                                                                                    AND/OR               FUND    ANNUAL
                                                                      MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING
Investment Option                                                        FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES
--------------------------------------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio--Class B......................    0.61%       0.25%      0.03%    0.01%    0.90%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio--Class B.    0.68%       0.25%      0.27%    0.03%    1.23%
American Funds(R) Balanced Allocation Portfolio--Class C.............    0.06%       0.55%        --     0.42%    1.03%
American Funds(R) Growth Allocation Portfolio--Class C...............    0.06%       0.55%      0.01%    0.43%    1.05%
American Funds(R) Growth Portfolio--Class C..........................      --        0.55%      0.02%    0.35%    0.92%
American Funds(R) Moderate Allocation Portfolio--Class C.............    0.06%       0.55%      0.01%    0.40%    1.02%
AQR Global Risk Balanced Portfolio--Class B..........................    0.61%       0.25%      0.03%    0.06%    0.95%
BlackRock Global Tactical Strategies Portfolio--Class B..............    0.66%       0.25%      0.01%    0.09%    1.01%
BlackRock High Yield Portfolio--Class B..............................    0.60%       0.25%      0.07%    0.08%    1.00%
Brighthouse Asset Allocation 100 Portfolio--Class B..................    0.07%       0.25%      0.01%    0.68%    1.01%
Brighthouse Balanced Plus Portfolio--Class B.........................    0.24%       0.25%      0.01%    0.42%    0.92%
Brighthouse Small Cap Value Portfolio--Class B.......................    0.75%       0.25%      0.04%    0.06%    1.10%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio--Class B......    0.89%       0.25%      0.11%      --     1.25%
Brighthouse/Artisan International Portfolio--Class B.................    0.75%       0.25%      0.05%      --     1.05%
Brighthouse/Eaton Vance Floating Rate Portfolio--Class B.............    0.60%       0.25%      0.07%      --     0.92%
Brighthouse/Franklin Low Duration Total Return
  Portfolio--Class B.................................................    0.49%       0.25%      0.05%      --     0.79%
Brighthouse/Templeton International Bond Portfolio--Class B..........    0.60%       0.25%      0.09%      --     0.94%
Brighthouse/Wellington Large Cap Research Portfolio--Class B.........    0.56%       0.25%      0.03%      --     0.84%
Clarion Global Real Estate Portfolio--Class B........................    0.61%       0.25%      0.04%      --     0.90%
ClearBridge Aggressive Growth Portfolio--Class B.....................    0.56%       0.25%      0.01%      --     0.82%
Goldman Sachs Mid Cap Value Portfolio--Class B.......................    0.72%       0.25%      0.04%      --     1.01%
Harris Oakmark International Portfolio--Class B......................    0.77%       0.25%      0.04%      --     1.06%
Invesco Balanced-Risk Allocation Portfolio--Class B..................    0.64%       0.25%      0.03%    0.03%    0.95%
Invesco Comstock Portfolio--Class B..................................    0.57%       0.25%      0.02%      --     0.84%
Invesco Mid Cap Value Portfolio--Class B.............................    0.65%       0.25%      0.03%    0.05%    0.98%



  AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 4
                                                                       FEE WAIVER   NET TOTAL
                                                                         AND/OR      ANNUAL
                                                                         EXPENSE    OPERATING
Investment Option                                                     REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund......................       --        1.24%
                                                                      -----------------------
  BRIGHTHOUSE FUNDS TRUST I
                                                                       FEE WAIVER   NET TOTAL
                                                                         AND/OR      ANNUAL
                                                                         EXPENSE    OPERATING
Investment Option                                                     REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio--Class B......................     0.02%       0.88%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio--Class B.       --        1.23%
American Funds(R) Balanced Allocation Portfolio--Class C.............       --        1.03%
American Funds(R) Growth Allocation Portfolio--Class C...............       --        1.05%
American Funds(R) Growth Portfolio--Class C..........................       --        0.92%
American Funds(R) Moderate Allocation Portfolio--Class C.............       --        1.02%
AQR Global Risk Balanced Portfolio--Class B..........................     0.01%       0.94%
BlackRock Global Tactical Strategies Portfolio--Class B..............     0.03%       0.98%
BlackRock High Yield Portfolio--Class B..............................       --        1.00%
Brighthouse Asset Allocation 100 Portfolio--Class B..................       --        1.01%
Brighthouse Balanced Plus Portfolio--Class B.........................     0.01%       0.91%
Brighthouse Small Cap Value Portfolio--Class B.......................     0.01%       1.09%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio--Class B......     0.06%       1.19%
Brighthouse/Artisan International Portfolio--Class B.................       --        1.05%
Brighthouse/Eaton Vance Floating Rate Portfolio--Class B.............       --        0.92%
Brighthouse/Franklin Low Duration Total Return
  Portfolio--Class B.................................................     0.02%       0.77%
Brighthouse/Templeton International Bond Portfolio--Class B..........       --        0.94%
Brighthouse/Wellington Large Cap Research Portfolio--Class B.........     0.04%       0.80%
Clarion Global Real Estate Portfolio--Class B........................       --        0.90%
ClearBridge Aggressive Growth Portfolio--Class B.....................     0.02%       0.80%
Goldman Sachs Mid Cap Value Portfolio--Class B.......................     0.06%       0.95%
Harris Oakmark International Portfolio--Class B......................     0.02%       1.04%
Invesco Balanced-Risk Allocation Portfolio--Class B..................     0.03%       0.92%
Invesco Comstock Portfolio--Class B..................................     0.02%       0.82%
Invesco Mid Cap Value Portfolio--Class B.............................     0.02%       0.96%
                                                                      -----------------------

                                                                   DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                      AND/OR               FUND    ANNUAL      AND/OR
                                                        MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
Investment Option                                          FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Portfolio--Class B............    0.85%       0.25%      0.03%      --     1.13%       0.02%
JPMorgan Core Bond Portfolio--Class B..................    0.55%       0.25%      0.02%      --     0.82%       0.13%
JPMorgan Global Active Allocation Portfolio--Class B...    0.72%       0.25%      0.05%      --     1.02%       0.04%
JPMorgan Small Cap Value Portfolio--Class B............    0.78%       0.25%      0.05%      --     1.08%       0.10%
Loomis Sayles Global Markets Portfolio--Class B........    0.70%       0.25%      0.08%      --     1.03%         --
MetLife Multi-Index Targeted Risk Portfolio--Class B...    0.17%       0.25%      0.01%    0.22%    0.65%         --
MFS(R) Research International Portfolio--Class B.......    0.70%       0.25%      0.04%      --     0.99%       0.06%
Morgan Stanley Mid Cap Growth Portfolio--Class B.......    0.65%       0.25%      0.05%      --     0.95%       0.01%
Oppenheimer Global Equity Portfolio--Class B...........    0.66%       0.25%      0.05%      --     0.96%       0.10%
PanAgora Global Diversified Risk Portfolio--Class B....    0.65%       0.25%      0.40%    0.04%    1.34%         --
PIMCO Inflation Protected Bond Portfolio--Class B......    0.47%       0.25%      0.28%      --     1.00%       0.01%
PIMCO Total Return Portfolio--Class B..................    0.48%       0.25%      0.05%      --     0.78%       0.03%
Pyramis(R) Government Income Portfolio--Class B........    0.42%       0.25%      0.03%      --     0.70%         --
Pyramis(R) Managed Risk Portfolio--Class B.............    0.45%       0.25%      0.03%    0.47%    1.20%       0.10%
Schroders Global Multi-Asset Portfolio--Class B........    0.64%       0.25%      0.07%    0.01%    0.97%         --
SSGA Growth and Income ETF Portfolio--Class B..........    0.31%       0.25%      0.01%    0.22%    0.79%         --
SSGA Growth ETF Portfolio--Class B.....................    0.32%       0.25%      0.02%    0.24%    0.83%         --
T. Rowe Price Large Cap Value Portfolio--Class B.......    0.57%       0.25%      0.02%      --     0.84%       0.03%
T. Rowe Price Mid Cap Growth Portfolio--Class B........    0.75%       0.25%      0.03%      --     1.03%         --
TCW Core Fixed Income Portfolio--Class B...............    0.55%       0.25%      0.02%      --     0.82%       0.14%
                                                                                                            --------------
  BRIGHTHOUSE FUNDS TRUST II
                                                                   DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                      AND/OR               FUND    ANNUAL      AND/OR
                                                        MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
Investment Option                                          FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio--Class B.    0.80%       0.25%      0.05%      --     1.10%       0.12%
BlackRock Bond Income Portfolio--Class B...............    0.33%       0.25%      0.04%      --     0.62%         --
BlackRock Capital Appreciation Portfolio--Class B......    0.70%       0.25%      0.02%      --     0.97%       0.09%
BlackRock Large Cap Value Portfolio--Class B...........    0.63%       0.25%      0.03%      --     0.91%       0.03%
BlackRock Ultra-Short Term Bond Portfolio--Class B.....    0.35%       0.25%      0.03%      --     0.63%       0.02%
Brighthouse Asset Allocation 20 Portfolio--Class B.....    0.09%       0.25%      0.03%    0.53%    0.90%       0.02%
Brighthouse Asset Allocation 40 Portfolio--Class B.....    0.06%       0.25%        --     0.57%    0.88%         --
Brighthouse Asset Allocation 60 Portfolio--Class B.....    0.05%       0.25%        --     0.60%    0.90%         --
Brighthouse Asset Allocation 80 Portfolio--Class B.....    0.05%       0.25%      0.01%    0.64%    0.95%         --
Brighthouse/Artisan Mid Cap Value Portfolio--Class B...    0.82%       0.25%      0.03%      --     1.10%         --
Brighthouse/Dimensional International Small Company
  Portfolio--Class B...................................    0.81%       0.25%      0.12%      --     1.18%       0.01%
                                                                                                            --------------


                                                        NET TOTAL
                                                         ANNUAL
                                                        OPERATING
Investment Option                                       EXPENSES
-----------------------------------------------------------------
Invesco Small Cap Growth Portfolio--Class B............   1.11%
JPMorgan Core Bond Portfolio--Class B..................   0.69%
JPMorgan Global Active Allocation Portfolio--Class B...   0.98%
JPMorgan Small Cap Value Portfolio--Class B............   0.98%
Loomis Sayles Global Markets Portfolio--Class B........   1.03%
MetLife Multi-Index Targeted Risk Portfolio--Class B...   0.65%
MFS(R) Research International Portfolio--Class B.......   0.93%
Morgan Stanley Mid Cap Growth Portfolio--Class B.......   0.94%
Oppenheimer Global Equity Portfolio--Class B...........   0.86%
PanAgora Global Diversified Risk Portfolio--Class B....   1.34%
PIMCO Inflation Protected Bond Portfolio--Class B......   0.99%
PIMCO Total Return Portfolio--Class B..................   0.75%
Pyramis(R) Government Income Portfolio--Class B........   0.70%
Pyramis(R) Managed Risk Portfolio--Class B.............   1.10%
Schroders Global Multi-Asset Portfolio--Class B........   0.97%
SSGA Growth and Income ETF Portfolio--Class B..........   0.79%
SSGA Growth ETF Portfolio--Class B.....................   0.83%
T. Rowe Price Large Cap Value Portfolio--Class B.......   0.81%
T. Rowe Price Mid Cap Growth Portfolio--Class B........   1.03%
TCW Core Fixed Income Portfolio--Class B...............   0.68%
                                                        ---------
  BRIGHTHOUSE FUNDS TRUST II
                                                        NET TOTAL
                                                         ANNUAL
                                                        OPERATING
Investment Option                                       EXPENSES
-----------------------------------------------------------------
Baillie Gifford International Stock Portfolio--Class B.   0.98%
BlackRock Bond Income Portfolio--Class B...............   0.62%
BlackRock Capital Appreciation Portfolio--Class B......   0.88%
BlackRock Large Cap Value Portfolio--Class B...........   0.88%
BlackRock Ultra-Short Term Bond Portfolio--Class B.....   0.61%
Brighthouse Asset Allocation 20 Portfolio--Class B.....   0.88%
Brighthouse Asset Allocation 40 Portfolio--Class B.....   0.88%
Brighthouse Asset Allocation 60 Portfolio--Class B.....   0.90%
Brighthouse Asset Allocation 80 Portfolio--Class B.....   0.95%
Brighthouse/Artisan Mid Cap Value Portfolio--Class B...   1.10%
Brighthouse/Dimensional International Small Company
  Portfolio--Class B...................................   1.17%
                                                        ---------

                                                                        DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                           AND/OR               FUND    ANNUAL      AND/OR
                                                             MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
Investment Option                                               FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------------
Brighthouse/Wellington Core Equity Opportunities
  Portfolio--Class B........................................    0.70%       0.25%      0.02%      --     0.97%       0.11%
Frontier Mid Cap Growth Portfolio--Class B..................    0.72%       0.25%      0.03%      --     1.00%       0.02%
Jennison Growth Portfolio--Class B..........................    0.60%       0.25%      0.02%      --     0.87%       0.08%
Loomis Sayles Small Cap Core Portfolio--Class B.............    0.90%       0.25%      0.06%    0.04%    1.25%       0.08%
MetLife Aggregate Bond Index Portfolio--Class G.............    0.25%       0.30%      0.03%      --     0.58%       0.01%
MetLife Mid Cap Stock Index Portfolio--Class G..............    0.25%       0.30%      0.05%    0.01%    0.61%         --
MetLife MSCI EAFE(R) Index Portfolio--Class G...............    0.30%       0.30%      0.08%    0.01%    0.69%         --
MetLife Russell 2000(R) Index Portfolio--Class G............    0.25%       0.30%      0.06%    0.01%    0.62%         --
MetLife Stock Index Portfolio--Class G......................    0.25%       0.30%      0.02%      --     0.57%       0.01%
MFS(R) Total Return Portfolio--Class B......................    0.56%       0.25%      0.05%      --     0.86%         --
MFS(R) Value Portfolio--Class B.............................    0.70%       0.25%      0.02%      --     0.97%       0.14%
Neuberger Berman Genesis Portfolio--Class B.................    0.81%       0.25%      0.04%      --     1.10%       0.01%
T. Rowe Price Large Cap Growth Portfolio--Class B...........    0.60%       0.25%      0.02%      --     0.87%       0.02%
T. Rowe Price Small Cap Growth Portfolio--Class G...........    0.47%       0.30%      0.03%      --     0.80%         --
VanEck Global Natural Resources Portfolio--Class B..........    0.78%       0.25%      0.03%      --     1.06%       0.01%
Western Asset Management Strategic Bond Opportunities
  Portfolio--Class B........................................    0.57%       0.25%      0.03%    0.01%    0.86%       0.05%
Western Asset Management U.S. Government Portfolio--Class B.    0.47%       0.25%      0.03%      --     0.75%       0.01%
                                                                                                                 --------------


                                                             NET TOTAL
                                                              ANNUAL
                                                             OPERATING
Investment Option                                            EXPENSES
----------------------------------------------------------------------
Brighthouse/Wellington Core Equity Opportunities
  Portfolio--Class B........................................   0.86%
Frontier Mid Cap Growth Portfolio--Class B..................   0.98%
Jennison Growth Portfolio--Class B..........................   0.79%
Loomis Sayles Small Cap Core Portfolio--Class B.............   1.17%
MetLife Aggregate Bond Index Portfolio--Class G.............   0.57%
MetLife Mid Cap Stock Index Portfolio--Class G..............   0.61%
MetLife MSCI EAFE(R) Index Portfolio--Class G...............   0.69%
MetLife Russell 2000(R) Index Portfolio--Class G............   0.62%
MetLife Stock Index Portfolio--Class G......................   0.56%
MFS(R) Total Return Portfolio--Class B......................   0.86%
MFS(R) Value Portfolio--Class B.............................   0.83%
Neuberger Berman Genesis Portfolio--Class B.................   1.09%
T. Rowe Price Large Cap Growth Portfolio--Class B...........   0.85%
T. Rowe Price Small Cap Growth Portfolio--Class G...........   0.80%
VanEck Global Natural Resources Portfolio--Class B..........   1.05%
Western Asset Management Strategic Bond Opportunities
  Portfolio--Class B........................................   0.81%
Western Asset Management U.S. Government Portfolio--Class B.   0.74%
                                                             ---------



The information shown in the table above was provided by the Investment Options. Certain Investment Options and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Options only with the approval of the Investment Option's board of directors or trustees. Please see the Investment Options' prospectuses for additional information regarding these arrangements.


Certain Investment Options that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, if any, Annual Separate Account Charges and underlying Investment Option Fees and Expenses.
  Examples 1 and 2 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges.
   Example 1 relates to the purchase of the Contract with the B Class and Example 2 relates to the purchase of the Contract with the R Class.
  Examples 3 and 4 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges.
   Example 3 relates to the purchase of the Contract with the B Class and Example 4 relates to the purchase of the Contract with the R Class.
  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account or EDCA Program;
 . You bear the minimum or maximum fees and expenses of any of the Investment Options (see "Table 3--Investment Option Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Investment Option earns a 5% annual return;
 . You select the GLWB and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the GLWB--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,354 $2,390 $3,394 $5,935
Minimum.................................................................... $1,277 $2,167 $3,035 $5,282


    You do not surrender your Contract or You elect to annuitize (elect an annuity option with an Annuity Payment type under which You receive
    Annuity Payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $654 $1,850 $3,034 $5,595
Minimum.................................................................... $577 $1,627 $2,675 $5,282


  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE R CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account or the EDCA Program;
 . You bear the minimum or maximum fees and expenses of any of the Investment Options (see "Table 3--Investment Option Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Investment Option earns a 5% annual return;
 . You select the GLWB and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the GLWB--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,444 $2,452 $3,438 $5,854
Minimum.................................................................... $1,367 $2,228 $3,078 $5,194


  You do not surrender your Contract or You elect to annuitize (elect a annuity option with an Annuity Payment type under which You receive Annuity Payments over your life time) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $644 $1,822 $3,438 $5,854
Minimum.................................................................... $567 $1,598 $2,628 $5,194


  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account or EDCA Program;
 . You bear the minimum or maximum fees and expenses of any of the Investment Options (see "Table 3--Investment Option Operating Expenses");
 .  You pay the Annual Contract Fee;
 . the underlying Investment Option earns a 5% annual return; and . You purchased the Contract with no optional benefits.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $964 $1,248 $1,539 $2,477
Minimum.................................................................... $887 $1,015 $1,144 $1,660


  You do not surrender your Contract or You elect to annuitize (elect an annuity option with an Annuity Payment type under which You receive Annuity Payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                 1     3     5     10
                                                                YEAR YEARS YEARS  YEARS
----------------------------------------------------------------------------------------
Maximum........................................................ $264 $708  $1,179 $2,477
Minimum........................................................ $187 $475  $  784 $1,660


  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE R CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account or the EDCA Program;
 . You bear the minimum or maximum fees and expenses of any of the Investment Options (see "Table 3--Investment Option Operating Expenses");
 .  You pay the Annual Contract Fee;
 . the underlying Investment Option earns a 5% annual return; and . You purchased the Contract with no optional benefits.

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                                         1      3      5     10
                                                                        YEAR  YEARS  YEARS  YEARS
--------------------------------------------------------------------------------------------------
Maximum............................................................... $1,054 $1,308 $1,578 $2,374
Minimum............................................................... $  977 $1,074 $1,182 $1,524


  You do not surrender your Contract or You elect to annuitize (elect an annuity option with an Annuity Payment type under which You receive Annuity Payments over your life time) (no Withdrawal Charges would be deducted).

                                                                        1     3     5     10
                                                                       YEAR YEARS YEARS  YEARS
-----------------------------------------------------------------------------------------------
Maximum............................................................... $254 $678  $1,128 $2,374
Minimum............................................................... $732 $177  $  444 $1,549



  Condensed financial information (Accumulation Unit Value information) is not available because the Contract was not offered for sale prior to May 1, 2017, and therefore there are no Accumulation Units outstanding as of the date of this Prospectus.

BLIC

    Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife
Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers.


The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


PLANNED SEPARATION FROM METLIFE, INC.

  In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned
Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN


FOR VARIABLE ANNUITIES


       We have established a Separate Account, Brighthouse Separate Account Eleven for Variable Annuities, to hold the assets that underlie the Contracts. Prior to March 6, 2017, the Separate Account was known as
MetLife of CT Separate Account Eleven for Variable Annuities. The Separate Account was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account is divided into Investment Subdivisions called Subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, the Separate Account assets, which are equal to reserves and other liabilities of your Contract and those of other owners who have an interest in the Separate Account, will not be charged with liabilities arising out of any other business we may do. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

Assets of the Separate Account are valued at their market value in accordance with our procedures.

We may transfer assets of the Separate Account to another account, and modify the structure or operation of the Separate Account, subject to obtaining any necessary regulatory approvals. If we do so, we guarantee that such modification will not affect your Account Value.


We are obligated to pay all money we owe under the Contracts--such as death benefits and Annuity Payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our General Account. Any amount under any optional death benefit that exceeds the assets in the Separate Account are also paid from our General Account. Benefit amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our General Account. BLIC is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its General Account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Options offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as commodity pool operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exemption from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a commodity pool operator under the CEA.

VARIABLE ANNUITIES


    This Prospectus describes a type of variable annuity, a flexible premium deferred variable annuity. This Prospectus describes all the material features of the Contract. These annuities are "variable" because the value of your account varies based on the investment performance of the Investment Options You choose. In short, the value of your Contract may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Options You select. The Accumulation Unit Value for each Subaccount rises or falls based on the investment performance of the Investment Option with the same name. BLIC and its affiliates also offer other annuities not described in this Prospectus.

In most states, the Contracts have a fixed interest rate option called the "Fixed Account." The Fixed Account is part of our General Account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended, and neither the Fixed Account nor our General Account has been registered as an investment company under the 1940 Act. We guarantee the amount of your Fixed Annuity Payments. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account and Fixed Annuity Payments are subject to our financial strength and claims-paying ability.

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this Prospectus. This Prospectus describes all the material features of the Contract. If you would like to review a copy of the Contract and any endorsements, contact our Annuity Service Office.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Contract offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the EDCA Program. Any additional Purchase Payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (E.G., the death benefit charges, the living benefit charges and the Separate Account charge) of your current Contract to the fees and charges of the new Contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can exchange one variable annuity Contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a Withdrawal Charge on your old annuity, and there will be a new Withdrawal Charge period for this Contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received the initial Purchase Payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity Contract. Before You exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the features, benefits and charges.

THE ANNUITY CONTRACT

   This Prospectus describes the following Contracts under which You can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEP

  .   SIMPLE IRA (SIMPLE Individual Retirement Annuities)


    You accumulate money in your account during the Accumulation Period by making one or more Purchase Payments. BLIC will hold your money and credit investment returns as long as the money remains in your account.


ALL IRAS RECEIVE TAX DEFERRAL UNDER THE CODE. THERE ARE NO ADDITIONAL TAX BENEFITS FROM FUNDING AN IRA WITH A CONTRACT. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING THE CONTRACT, SUCH AS THE AVAILABILITY OF A GUARANTEED INCOME FOR LIFE, THE DEATH BENEFITS OR THE OTHER OPTIONAL BENEFITS AVAILABLE UNDER THIS CONTRACT.

This Prospectus describes all the material features of the Contract.

A Contract consists of two phases: the "pay-in" phase or Accumulation Period and the "pay-out" phase or Annuity Period. The Annuity Period begins when You elect to have us pay You "income" payments or Annuity Payments using the money in your account. The number and the amount of the Annuity Payments You receive will depend on such things as the type of annuity option You choose (I.E., fixed annuity payments vs. variable annuity payments, if available), your investment choices and the amount used to provide your Annuity Payments. There is no death benefit during the Annuity Period, however, depending on the annuity option You elect, any remaining guarantee (I.E., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Annuity Period)" for more information). Because Contracts offer the insurance benefit of Annuity Payment options, including our guarantee of income for your lifetime, they are "annuities." Currently, only Fixed Annuity Payments are available under the Contract. In the future we may make a variable annuity payment option available as an additional annuity payment option or instead of the Fixed Annuity Payment option.

The Contract is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features (see "Classes of the Contract" below). We reserve the right to offer through this Prospectus one or more new classes of the Contract; discontinue offering any class of the Contract; and to resume offering an inactive class at any time. The Contract also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. In deciding what class of the Contract to purchase, You should consider the amount of Separate Account charges and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. These optional benefits are:

..   an optional Return of Premium Death Benefit;

..   an optional Annual Step-Up Death Benefit;

..   an Additional Death Benefit -- Earnings Preservation Benefit;

..   an optional GWB living benefit;

..   an optional GLWB living benefit; and

..   an optional GLWB Death Benefit, if You have selected the optional GLWB living benefit.

Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state and Issue Date. Additionally, we reserve the right to offer through this Prospectus other optional benefits with this Contract that are not currently being offered, and the right to discontinue offering any current or future optional benefit with this Contract.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its General Account assets to pay amounts due under the selected optional benefit.

In the future, we may change the investment choices that are available to You if You select certain optional benefits. If You elect an optional benefit and we later remove an investment choice from the group of investment choices available under that optional benefit, You will not be required to reallocate Purchase Payments or Account Value that You had previously allocated to that investment choice. However, You may not be able to allocate new Purchase Payments or transfer Account Value to that investment choice.

The version of the GWB that is currently available is referred to as the GWB v1. If You choose the GWB v1, we require You to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GWB v1" until the optional benefit terminates.

If You choose the GLWB, we require You to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the optional benefit terminates.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If the Owner of a non-qualified annuity Contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the Contract as agent for a natural person), gains under the Contract are generally not eligible for tax deferral. The Owner of this Contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this Contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's Contract that is an IRA or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The Contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

TERMINATION OF INACTIVE CONTRACTS

We may terminate your Contract by paying You the Account Value in one sum if, prior to the Annuity Date, (i) you do not make a Purchase Payment for two
(2) consecutive Contract Years; (ii) the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws; and (iii) the Account Value on or after the end of such two (2) year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional

IRA, Roth IRA, SIMPLE IRA, SEP or other Qualified Contract. We will not terminate any Contract that includes the GWB v1 or the GLWB if at the time the termination would otherwise occur, the RGWA of the GWB v1 or the Benefit Base of the GLWB is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

Our termination of your Contract under this provision may subject You to potential taxes and penalties applicable to certain annuity distributions. You should consult a tax adviser for information and advice applicable to your situation.

We will give You sixty (60) days' notice to make a Purchase Payment before we take any action.

CONTRACTS WITH NO ACCOUNT VALUE

IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO, EVEN IF SUCH REDUCTION IS DUE SOLELY TO DEDUCTION OF FEES AND CHARGES, WE HAVE THE RIGHT TO TERMINATE YOUR CONTRACT, INCLUDING ALL DEATH BENEFITS, ENDORSEMENTS AND, IF APPLICABLE, OPTIONAL RIDERS. However, no Contract will be terminated due solely to negative investment performance. If a termination occurs, You will be paid any benefits due to You under any optional living benefit rider. See "Living Benefits" below.

CLASSES OF THE CONTRACT

The Contract allows You to select from two different charge structures, each referred to as a class, based on your specific situation. Each class imposes Withdrawal Charges over varying Withdrawal Charge periods, and varying levels of asset-based Separate Account charges and minimum Purchase Payment requirements. Certain optional benefits may not be available to all classes. Depending on your expectations and preferences, You can choose the class that best meets your needs. For example, a class with a shorter Withdrawal Charge period, such as the B Class, provides more flexibility and may be appropriate for shorter-term investors. However, You will pay a higher Separate Account charge for such flexibility. Alternatively, a class with a longer Withdrawal Charge period and lower Separate Account charge, such as the R Class, may be more appropriate for a longer-term investor. Your registered representative can help You decide which class is best for You. Although we offer multiple classes of the Contract, You may not transfer any part or all of the Account Value of your Contract between different classes.

WE RESERVE THE RIGHT TO OFFER THROUGH THIS PROSPECTUS ONE OR MORE NEW CLASSES OF THE CONTRACT; DISCONTINUE OFFERING ANY CLASS OF THE CONTRACT; AND TO RESUME OFFERING AN INACTIVE CLASS AT ANY TIME.

The classes of Contracts currently available to You are:

B CLASS

The B Class has a 1.05% annual Separate Account charge with the Standard Death Benefit and a declining seven (7) year Withdrawal Charge on each Purchase Payment. If You choose an optional death benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit, the Separate Account charge will be as follows:

                               Optional Death Benefit                                  Separate Account Charge
-------------------------------------------------------------------------------------- -----------------------
Standard Death Benefit with Additional Death Benefit -- Earnings Preservation Benefit           1.30%
--------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit                                                                 1.30%
--------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit with Additional Death Benefit -- Earnings                       1.55%
Preservation Benefit
--------------------------------------------------------------------------------------------------------------
Annual Step-Up Death Benefit                                                                    1.50%
--------------------------------------------------------------------------------------------------------------
Annual Step-Up Death Benefit with Additional Death Benefit -- Earnings Preservation             1.75%
Benefit
--------------------------------------------------------------------------------------------------------------

R CLASS

The R Class has a 0.95% annual Separate Account charge with the Standard Death Benefit and a declining nine (9) year Withdrawal Charge on each Purchase Payment. If You choose an optional death benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit, the Separate Account charge will be as follows:

                               Optional Death Benefit                                  Separate Account Charge
-------------------------------------------------------------------------------------- -----------------------
Standard Death Benefit with Additional Death Benefit -- Earnings Preservation Benefit           1.20%
--------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit                                                                 1.20%
--------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit with Additional Death Benefit -- Earnings                       1.45%
Preservation Benefit
--------------------------------------------------------------------------------------------------------------
Annual Step-Up Death Benefit                                                                    1.40%
--------------------------------------------------------------------------------------------------------------
Annual Step-Up Death Benefit with Additional Death Benefit -- Earnings Preservation             1.65%
Benefit
--------------------------------------------------------------------------------------------------------------

YOUR INVESTMENT CHOICES


The Brighthouse Funds Trust I, the Brighthouse Funds Trust II and the American Funds(R) and each of their Investment Options are more fully described in their respective prospectuses and SAIs. The prospectuses and SAIs are available upon your request by calling us or writing to us at the phone number or address below.



                           Brighthouse Life
                           Insurance Company
                           Attn: Fulfillment Unit -
                           Brighthouse Premier
                           Variable Annuity/SM/
                           P O Box 10342
                           Des Moines, IA 50306-0342
                           (800) 343-8496



You can also obtain information about the Investment Options (including a copy of the SAI) by accessing the SEC's website at http://www.sec.gov. The Brighthouse Funds Trust I, the Brighthouse Funds Trust II and the American Funds(R) prospectuses will accompany or precede the delivery of your Contract. You should read these prospectuses carefully before making purchase payments to the Investment Options. All of the classes of shares available to the Contracts, Class B and Class G of the Brighthouse Funds Trust II Fund, Class B of the Brighthouse Funds Trust I (except for the American Funds(R) Balanced Allocation, American Funds(R) Bond, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolio, which are Class C) and Class 4 of the American Funds(R), impose a 12b-1 Plan fee.


The investment choices are listed in alphabetical order below (based upon the Investment Options' legal names). (See "Appendix A -- Investment Option Legal and Marketing Names.") We may add additional Investment Options. You may be permitted to transfer all or a portion of your Account Value to the additional Investment Option(s). However, the right to make any transfer is limited as described in your Contract and will be subject to any terms and conditions in effect at the time of transfer. If the shares of any of the Investment Options become unavailable for investment by the Separate Account, or we deem further investment in these shares inappropriate, we may prohibit or otherwise limit further purchase of such shares, subject to obtaining any necessary regulatory approvals.

The Investment Options generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Investment Option incurs its own risk, which will be dependent upon the investment decisions made by the respective Investment Option's investment adviser. Furthermore, the name of an Investment Option may not be indicative of all the investments held by the Investment Option. The degree of investment risk You assume will depend on the Investment Options You choose. While the Subaccounts and their comparably named Investment Options may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Subaccounts and Investment Options are not those mutual funds. The Investment Option most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Value allocated to the Investment Options is subject to the risks associated with investing in stocks and bonds, your Account Value may go down as well as up.

Each Investment Option has different investment objectives and risks. The Investment Option prospectuses contain more detailed information on each Investment Option's investment strategy, investment advisers and its fees. You may obtain an Investment Option prospectus by calling us or through your registered representative. We do not guarantee the investment results of the Investment Options.

The Investment Options listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

(a)AB Global Dynamic Allocation Portfolio

(b)Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

(c)AQR Global Risk Balanced Portfolio

(d)BlackRock Global Tactical Strategies Portfolio


(e)Brighthouse Balanced Plus Portfolio

(f)Invesco Balanced-Risk Allocation Portfolio

(g)JPMorgan Global Active Allocation Portfolio


(h)MetLife Multi-Index Targeted Risk Portfolio

(i)PanAgora Global Diversified Risk Portfolio

(j)Pyramis(R) Managed Risk Portfolio

(k)Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Options from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Option outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Options may offer the potential for higher returns.

If You elect certain optional riders, You will be subject to investment allocation restrictions that include these Investment Options. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to You. Please see the Investment Option prospectuses for more information in general, as well as more information about the managed volatility strategy.

The current Investment Options are listed below, along with their investment adviser and any subadviser.


INVESTMENT OPTION                         INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-----------------                         --------------------                      -----------------------------
                                       AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 4
                                       -------------------------------------------
AMERICAN FUNDS GLOBAL SMALL               SEEKS LONG-TERM GROWTH OF CAPITAL.        CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
                                                BRIGHTHOUSE FUNDS TRUST I
                                                -------------------------
AB GLOBAL DYNAMIC ALLOCATION              SEEKS CAPITAL APPRECIATION AND CURRENT    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                       INCOME.                                   SUBADVISER: ALLIANCEBERNSTEIN L.P.
ALLIANZ GLOBAL INVESTORS DYNAMIC          SEEKS TOTAL RETURN.                       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
MULTI-ASSET PLUS PORTFOLIO--CLASS B*                                                SUBADVISER: ALLIANZ GLOBAL INVESTORS
                                                                                    U.S. LLC
AMERICAN FUNDS(R) BALANCED ALLOCATION     SEEKS A BALANCE BETWEEN A HIGH LEVEL OF   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS C+                       CURRENT INCOME AND GROWTH OF CAPITAL,
                                          WITH A GREATER EMPHASIS ON GROWTH OF
                                          CAPITAL.
AMERICAN FUNDS(R) GROWTH ALLOCATION       SEEKS GROWTH OF CAPITAL.                  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS C

INVESTMENT OPTION                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-----------------                        --------------------                     -----------------------------
AMERICAN FUNDS(R) GROWTH                 SEEKS TO ACHIEVE GROWTH OF CAPITAL.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC;
PORTFOLIO--CLASS C                                                                CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS(R) MODERATE ALLOCATION    SEEKS A HIGH TOTAL RETURN IN THE FORM    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS C+                      OF INCOME AND GROWTH OF CAPITAL, WITH A
                                         GREATER EMPHASIS ON INCOME.
AQR GLOBAL RISK BALANCED                 SEEKS TOTAL RETURN.                      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                                                               SUBADVISER: AQR CAPITAL MANAGEMENT, LLC
BLACKROCK GLOBAL TACTICAL STRATEGIES     SEEKS CAPITAL APPRECIATION AND CURRENT   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      INCOME.                                  SUBADVISER: BLACKROCK FINANCIAL
                                                                                  MANAGEMENT, INC.
BLACKROCK HIGH YIELD PORTFOLIO--CLASS B  SEEKS TO MAXIMIZE TOTAL RETURN,          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         CONSISTENT WITH INCOME GENERATION AND    SUBADVISER: BLACKROCK FINANCIAL
                                         PRUDENT INVESTMENT MANAGEMENT.           MANAGEMENT, INC.
BRIGHTHOUSE ASSET ALLOCATION 100         SEEKS GROWTH OF CAPITAL.                 BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B
BRIGHTHOUSE BALANCED PLUS                SEEKS A BALANCE BETWEEN A HIGH LEVEL OF  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      CURRENT INCOME AND GROWTH OF CAPITAL,    SUBADVISER: OVERLAY PORTION: PACIFIC
                                         WITH A GREATER EMPHASIS ON GROWTH OF     INVESTMENT MANAGEMENT COMPANY LLC
                                         CAPITAL.
BRIGHTHOUSE SMALL CAP VALUE              SEEKS LONG-TERM CAPITAL APPRECIATION.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISERS: DELAWARE INVESTMENTS FUND
                                                                                  ADVISERS; WELLS CAPITAL MANAGEMENT
                                                                                  INCORPORATED
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS    SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
EQUITY PORTFOLIO--CLASS B                                                         SUBADVISER: ABERDEEN ASSET MANAGERS
                                                                                  LIMITED
BRIGHTHOUSE/ARTISAN INTERNATIONAL        SEEKS MAXIMUM LONG-TERM CAPITAL GROWTH.  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: ARTISAN PARTNERS LIMITED
                                                                                  PARTNERSHIP
BRIGHTHOUSE/EATON VANCE FLOATING RATE    SEEKS A HIGH LEVEL OF CURRENT INCOME.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: EATON VANCE MANAGEMENT
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL  SEEKS A HIGH LEVEL OF CURRENT INCOME,    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
RETURN PORTFOLIO--CLASS B                WHILE SEEKING PRESERVATION OF            SUBADVISER: FRANKLIN ADVISERS, INC.
                                         SHAREHOLDERS' CAPITAL.
BRIGHTHOUSE/TEMPLETON INTERNATIONAL      SEEKS CURRENT INCOME WITH CAPITAL        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BOND PORTFOLIO--CLASS B                  APPRECIATION AND GROWTH OF INCOME.       SUBADVISER: FRANKLIN ADVISERS, INC.
BRIGHTHOUSE/WELLINGTON LARGE CAP         SEEKS LONG-TERM CAPITAL APPRECIATION.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
RESEARCH PORTFOLIO--CLASS B                                                       SUBADVISER: WELLINGTON MANAGEMENT
                                                                                  COMPANY LLP
CLARION GLOBAL REAL ESTATE               SEEKS TOTAL RETURN THROUGH INVESTMENT    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       IN REAL ESTATE SECURITIES, EMPHASIZING   SUBADVISER: CBRE CLARION SECURITIES LLC
                                         BOTH CAPITAL APPRECIATION AND CURRENT
                                         INCOME.
CLEARBRIDGE AGGRESSIVE GROWTH            SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: CLEARBRIDGE INVESTMENTS, LLC
GOLDMAN SACHS MID CAP VALUE              SEEKS LONG-TERM CAPITAL APPRECIATION.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: GOLDMAN SACHS ASSET
                                                                                  MANAGEMENT, L.P.
HARRIS OAKMARK INTERNATIONAL             SEEKS LONG-TERM CAPITAL APPRECIATION.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: HARRIS ASSOCIATES L.P.
INVESCO BALANCED-RISK ALLOCATION         SEEKS TOTAL RETURN.                      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                                                               SUBADVISER: INVESCO ADVISERS, INC.
INVESCO COMSTOCK PORTFOLIO--CLASS B      SEEKS CAPITAL GROWTH AND INCOME.         BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                                                  SUBADVISER: INVESCO ADVISERS, INC.
INVESCO MID CAP VALUE PORTFOLIO--CLASS B SEEKS HIGH TOTAL RETURN BY INVESTING IN  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         EQUITY SECURITIES OF MID-SIZED           SUBADVISER: INVESCO ADVISERS, INC.
                                         COMPANIES.
INVESCO SMALL CAP GROWTH                 SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: INVESCO ADVISERS, INC.

INVESTMENT OPTION                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-----------------                        --------------------                     -----------------------------
JPMORGAN CORE BOND PORTFOLIO--CLASS B    SEEKS TO MAXIMIZE TOTAL RETURN.          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                                                  SUBADVISER: J.P. MORGAN INVESTMENT
                                                                                  MANAGEMENT INC.
JPMORGAN GLOBAL ACTIVE ALLOCATION        SEEKS CAPITAL APPRECIATION AND CURRENT   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      INCOME.                                  SUBADVISER: J.P. MORGAN INVESTMENT
                                                                                  MANAGEMENT INC.
JPMORGAN SMALL CAP VALUE                 SEEKS LONG-TERM CAPITAL GROWTH.          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: J.P. MORGAN INVESTMENT
                                                                                  MANAGEMENT INC.
LOOMIS SAYLES GLOBAL MARKETS             SEEKS HIGH TOTAL INVESTMENT RETURN       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       THROUGH A COMBINATION OF CAPITAL         SUBADVISER: LOOMIS, SAYLES & COMPANY,
                                         APPRECIATION AND INCOME.                 L.P.
METLIFE MULTI-INDEX TARGETED RISK        SEEKS A BALANCE BETWEEN GROWTH OF        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      CAPITAL AND CURRENT INCOME, WITH A       SUBADVISER: OVERLAY PORTION: METLIFE
                                         GREATER EMPHASIS ON GROWTH OF CAPITAL.   INVESTMENT ADVISORS, LLC
MFS(R) RESEARCH INTERNATIONAL            SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: MASSACHUSETTS FINANCIAL
                                                                                  SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH            SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: MORGAN STANLEY INVESTMENT
                                                                                  MANAGEMENT INC.
OPPENHEIMER GLOBAL EQUITY                SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: OPPENHEIMERFUNDS, INC.
PANAGORA GLOBAL DIVERSIFIED RISK         SEEKS TOTAL RETURN.                      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                                                               SUBADVISER: PANAGORA ASSET MANAGEMENT,
                                                                                  INC.
PIMCO INFLATION PROTECTED BOND           SEEKS MAXIMUM REAL RETURN, CONSISTENT    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       WITH PRESERVATION OF CAPITAL AND         SUBADVISER: PACIFIC INVESTMENT
                                         PRUDENT INVESTMENT MANAGEMENT.           MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO--CLASS B    SEEKS MAXIMUM TOTAL RETURN, CONSISTENT   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         WITH THE PRESERVATION OF CAPITAL AND     SUBADVISER: PACIFIC INVESTMENT
                                         PRUDENT INVESTMENT MANAGEMENT.           MANAGEMENT COMPANY LLC
PYRAMIS(R) GOVERNMENT INCOME             SEEKS A HIGH LEVEL OF CURRENT INCOME,    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      CONSISTENT WITH PRESERVATION OF          SUBADVISER: FIAM LLC
                                         PRINCIPAL.
PYRAMIS(R) MANAGED RISK                  SEEKS TOTAL RETURN.                      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                                                               SUBADVISER: FIAM LLC
SCHRODERS GLOBAL MULTI-ASSET             SEEKS CAPITAL APPRECIATION AND CURRENT   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B*                      INCOME.                                  SUBADVISERS: SCHRODER INVESTMENT
                                                                                  MANAGEMENT NORTH AMERICA INC.; SCHRODER
                                                                                  INVESTMENT MANAGEMENT NORTH AMERICA
                                                                                  LIMITED
SSGA GROWTH AND INCOME ETF               SEEKS GROWTH OF CAPITAL AND INCOME.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B+                                                               SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO--CLASS B       SEEKS GROWTH OF CAPITAL.                 BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                                                  SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
T. ROWE PRICE LARGE CAP VALUE            SEEKS LONG-TERM CAPITAL APPRECIATION BY  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       INVESTING IN COMMON STOCKS BELIEVED TO   SUBADVISER: T. ROWE PRICE ASSOCIATES,
                                         BE UNDERVALUED. INCOME IS A SECONDARY    INC.
                                         OBJECTIVE.
T. ROWE PRICE MID CAP GROWTH             SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: T. ROWE PRICE ASSOCIATES,
                                                                                  INC.
TCW CORE FIXED INCOME PORTFOLIO--CLASS B SEEKS TO MAXIMIZE TOTAL RETURN           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         CONSISTENT WITH THE PRESERVATION OF      SUBADVISER: TCW INVESTMENT MANAGEMENT
                                         CAPITAL.                                 COMPANY LLC

INVESTMENT OPTION                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-----------------                        --------------------                     -----------------------------
                                               BRIGHTHOUSE FUNDS TRUST II
                                               --------------------------
BAILLIE GIFFORD INTERNATIONAL STOCK      SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: BAILLIE GIFFORD OVERSEAS
                                                                                  LIMITED
BLACKROCK BOND INCOME PORTFOLIO--CLASS B SEEKS A COMPETITIVE TOTAL RETURN         BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         PRIMARILY FROM INVESTING IN              SUBADVISER: BLACKROCK ADVISORS, LLC
                                         FIXED-INCOME SECURITIES.
BLACKROCK CAPITAL APPRECIATION           SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK LARGE CAP VALUE                SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK ULTRA-SHORT TERM BOND          SEEKS A HIGH LEVEL OF CURRENT INCOME     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       CONSISTENT WITH PRESERVATION OF CAPITAL. SUBADVISER: BLACKROCK ADVISORS, LLC
BRIGHTHOUSE ASSET ALLOCATION 20          SEEKS A HIGH LEVEL OF CURRENT INCOME,    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B+                      WITH GROWTH OF CAPITAL AS A SECONDARY
                                         OBJECTIVE.
BRIGHTHOUSE ASSET ALLOCATION 40          SEEKS HIGH TOTAL RETURN IN THE FORM OF   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B+                      INCOME AND GROWTH OF CAPITAL, WITH A
                                         GREATER EMPHASIS ON INCOME.
BRIGHTHOUSE ASSET ALLOCATION 60          SEEKS A BALANCE BETWEEN A HIGH LEVEL OF  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B+                      CURRENT INCOME AND GROWTH OF CAPITAL,
                                         WITH A GREATER EMPHASIS ON GROWTH OF
                                         CAPITAL.
BRIGHTHOUSE ASSET ALLOCATION 80          SEEKS GROWTH OF CAPITAL.                 BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B
BRIGHTHOUSE/ARTISAN MID CAP VALUE        SEEKS LONG-TERM CAPITAL GROWTH.          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: ARTISAN PARTNERS LIMITED
                                                                                  PARTNERSHIP
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL    SEEKS LONG-TERM CAPITAL APPRECIATION.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
SMALL COMPANY PORTFOLIO--CLASS B                                                  SUBADVISER: DIMENSIONAL FUND ADVISORS LP
BRIGHTHOUSE/WELLINGTON CORE EQUITY       SEEKS TO PROVIDE A GROWING STREAM OF     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
OPPORTUNITIES PORTFOLIO--CLASS B         INCOME OVER TIME AND, SECONDARILY,       SUBADVISER: WELLINGTON MANAGEMENT
                                         LONG-TERM CAPITAL APPRECIATION AND       COMPANY LLP
                                         CURRENT INCOME.
FRONTIER MID CAP GROWTH                  SEEKS MAXIMUM CAPITAL APPRECIATION.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: FRONTIER CAPITAL MANAGEMENT
                                                                                  COMPANY, LLC
JENNISON GROWTH PORTFOLIO--CLASS B       SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                                                  SUBADVISER: JENNISON ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE             SEEKS LONG-TERM CAPITAL GROWTH FROM      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       INVESTMENTS IN COMMON STOCKS OR OTHER    SUBADVISER: LOOMIS, SAYLES & COMPANY,
                                         EQUITY SECURITIES.                       L.P.
METLIFE AGGREGATE BOND INDEX             SEEKS TO TRACK THE PERFORMANCE OF THE    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS G*                      BLOOMBERG BARCLAYS U.S. AGGREGATE BOND   SUBADVISER: METLIFE INVESTMENT
                                         INDEX.                                   ADVISORS, LLC
METLIFE MID CAP STOCK INDEX              SEEKS TO TRACK THE PERFORMANCE OF THE    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS G                       STANDARD & POOR'S MIDCAP 400(R)          SUBADVISER: METLIFE INVESTMENT
                                         COMPOSITE STOCK PRICE INDEX.             ADVISORS, LLC
METLIFE MSCI EAFE(R) INDEX               SEEKS TO TRACK THE PERFORMANCE OF THE    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS G                       MSCI EAFE(R) INDEX.                      SUBADVISER: METLIFE INVESTMENT
                                                                                  ADVISORS, LLC
METLIFE RUSSELL 2000(R) INDEX            SEEKS TO TRACK THE PERFORMANCE OF THE    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS G                       RUSSELL 2000(R) INDEX.                   SUBADVISER: METLIFE INVESTMENT
                                                                                  ADVISORS, LLC
METLIFE STOCK INDEX PORTFOLIO--CLASS G   SEEKS TO TRACK THE PERFORMANCE OF THE    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         STANDARD & POOR'S 500(R) COMPOSITE       SUBADVISER: METLIFE INVESTMENT
                                         STOCK PRICE INDEX.                       ADVISORS, LLC
MFS(R) TOTAL RETURN PORTFOLIO--CLASS B   SEEKS A FAVORABLE TOTAL RETURN THROUGH   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                         INVESTMENT IN A DIVERSIFIED PORTFOLIO.   SUBADVISER: MASSACHUSETTS FINANCIAL
                                                                                  SERVICES COMPANY
MFS(R) VALUE PORTFOLIO--CLASS B          SEEKS CAPITAL APPRECIATION.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                                                  SUBADVISER: MASSACHUSETTS FINANCIAL
                                                                                  SERVICES COMPANY

INVESTMENT OPTION                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-----------------                        --------------------                     -----------------------------
NEUBERGER BERMAN GENESIS                 SEEKS HIGH TOTAL RETURN, CONSISTING      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       PRINCIPALLY OF CAPITAL APPRECIATION.     SUBADVISER: NEUBERGER BERMAN INVESTMENT
                                                                                  ADVISERS LLC
T. ROWE PRICE LARGE CAP GROWTH           SEEKS LONG-TERM GROWTH OF CAPITAL.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                                                                SUBADVISER: T. ROWE PRICE ASSOCIATES,
                                                                                  INC.
T. ROWE PRICE SMALL CAP GROWTH           SEEKS LONG-TERM CAPITAL GROWTH.          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS G                                                                SUBADVISER: T. ROWE PRICE ASSOCIATES,
                                                                                  INC.
VANECK GLOBAL NATURAL RESOURCES          SEEKS LONG-TERM CAPITAL APPRECIATION     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO--CLASS B                       WITH INCOME AS A SECONDARY               SUBADVISER: VAN ECK ASSOCIATES
                                         CONSIDERATION.                           CORPORATION
WESTERN ASSET MANAGEMENT STRATEGIC BOND  SEEKS TO MAXIMIZE TOTAL RETURN           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
OPPORTUNITIES PORTFOLIO--CLASS B         CONSISTENT WITH PRESERVATION OF CAPITAL. SUBADVISER: WESTERN ASSET MANAGEMENT
                                                                                  COMPANY
WESTERN ASSET MANAGEMENT U.S.            SEEKS TO MAXIMIZE TOTAL RETURN           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
GOVERNMENT PORTFOLIO--CLASS B            CONSISTENT WITH PRESERVATION OF CAPITAL  SUBADVISER: WESTERN ASSET MANAGEMENT
                                         AND MAINTENANCE OF LIQUIDITY.            COMPANY


  * If You elect the GWB v1, You must allocate all of Your Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") If You elect the GLWB, You must allocate at least 80% of Your Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits.") These Investment Options are also available for investment if You do not elect the GLWB or GWB v1.

  + If You elect the GLWB, You are permitted to allocate up to 20% of Your
    Purchase Payments and Account Value among these Investment Options. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") These Investment Options are also available for investment if You do not elect GLWB.

Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Investment Options that are available to You.

Your investment choices also may be limited because:

..   We have restricted the available Investment Options.

..   Some of the Investment Options are not approved in your state.

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Investment Options available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II, are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio


BlackRock Global Tactical Strategies Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio

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"Fund of funds" Investment Options invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Investment Option and the SSGA Growth and Income ETF Investment Option, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Options will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Options. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Option invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Option, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GWB V1

If You elect the GWB v1 optional benefit, You may allocate your Purchase Payments and Account Value only among the following investment choices:

(a)AB Global Dynamic Allocation

(b)Allianz Global Investors Dynamic Multi-Asset Plus

(c)AQR Global Risk Balanced

(d)BlackRock Global Tactical Strategies


(e)Brighthouse Balanced Plus

(f)Invesco Balanced-Risk Allocation

(g)JPMorgan Global Active Allocation


(h)MetLife Multi-Index Targeted Risk

(i)PanAgora Global Diversified Risk

(j)Pyramis(R) Managed Risk

(k)Schroders Global Multi-Asset


In addition, You may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio investment choices. You will not be able to allocate Purchase Payments or Account Value to the Fixed Account, if available, or the BlackRock Ultra-Short Term Bond Portfolio. No other investment choices are available with the GWB v1 optional benefit.

The investment choices listed above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantee under the GWB v1 optional benefit. For example, certain of the Investment Options are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other Investment Options that are available if the GWB v1 optional benefit is not selected may offer the potential for higher returns. Before You select the GWB v1 optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GWB v1 optional benefit meet your investment objectives and risk tolerance. See "Your Investment Choices" above for information about Investment Options that employ a managed volatility strategy.

You may also allocate purchase payments to the EDCA Program, provided that your destination investment choices are one or more of the Investment Options listed above. If You elect the GWB v1 optional benefit, You may not participate in other optional dollar cost averaging programs or elect the Additional Death Benefit -- Earnings Preservation Benefit.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER THE GWB V1 OPTIONAL BENEFIT TERMINATES. If You elected the GWB v1 optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. (For information on the termination of the GWB v1 optional benefit, see the description of the GWB v1 in the "Living Benefits -- GWB" sections.)

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If we have imposed restrictions on subsequent Purchase Payments on your Contract, we will permit You to make a subsequent Purchase Payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in "Termination of Inactive Contracts"; or (b) the optional benefit charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GWB V1. While the GWB v1 is in effect, You are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB -- GWB Rate Table"). However, we will permit You to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your Contract:
(a) your Account Value is below the minimum described in "GWB Inactive Contracts"; or (b) the GWB v1 optional benefit charge is greater than your Account Value. If the GWB v1 optional benefit is cancelled (see "Living Benefits -- GWB -- Operation of the GWB -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- GWB -- Operation of the GWB -- Termination of the GWB Optional Benefit"), the restriction on subsequent Purchase Payments no longer applies.

INVESTMENT ALLOCATION RESTRICTIONS--CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect the GWB v1 optional benefit and You are a California purchaser aged 60 and older, You may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look period, we will give You back your Purchase Payments. If You do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the Purchase Payments made to the Contract. (See "Expenses -- Free Look" for more information.)

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If You elect the GLWB optional benefit, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to Platform 1 and Platform 2 below. You may also allocate Purchase Payments to the EDCA Program, provided that your destination investment choices are one or more of the investment choices listed below. If You elect the GLWB, You may not elect the GWB v1 or the Additional Death Benefit -- Earnings Preservation Benefit or participate in other optional dollar cost averaging programs.


   Platform 1

   You must allocate:


  . a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio,

      MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio and Schroders Global Multi-Asset Portfolio.


   AND

   Platform 2

   You may allocate:


  . a maximum of 20% of Purchase Payments or Account Value among the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio and SSGA Growth and Income ETF Portfolio.

The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB optional benefit. For example, certain of the Investment Options are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other Investment Options that are available if the GLWB optional benefit is not selected may offer the potential for higher returns. Before You select a GLWB optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GLWB optional benefit meet your investment objectives and risk tolerance. See "Your Investment Choices" above for information about Investment Options that employ a managed volatility strategy.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER THE GLWB OPTIONAL BENEFIT TERMINATES. If You elected the GLWB optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. For information on the termination of the GLWB optional benefit, see the description of the GLWB in the "Living Benefits -- GLWB" section.

SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.

OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM. You may allocate Purchase Payments to the EDCA Program. If You choose to allocate a Purchase Payment to the EDCA Program then You must allocate the entire Purchase Payment to that program. Any transfer from an EDCA Program balance must be allocated in accordance with investment allocation restrictions described above. In addition, unless you provide us with different instructions, if You made previous Purchase Payments before allocating a Purchase Payment to the EDCA Program, all transfers from the EDCA Program must be allocated to the same Investment Option(s) as your most recent allocations for Purchase Payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.

AUTOMATIC REBALANCING. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your

Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.


CHANGING ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Office, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If You provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

GLWB ADDITIONAL INFORMATION. We will determine whether an Investment Option is classified as a Platform 1 or Platform 2 Investment Option. We may determine or change the classification of an Investment Option in the event an Investment Option is added, deleted, substituted, merged or otherwise reorganized. In that case, no action is required by You. Any change in classification will only take effect as to your Contract in the event You make a new Purchase Payment or request a transfer among Investment Options. We will provide You with prior written notice of any changes in classification of an Investment Option.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Potential Restrictions on Subsequent Purchase Payments -- Oregon Only" subsection below.) In the future, we may choose to not permit Owners of existing Contracts with the GLWB optional benefit to make subsequent Purchase Payments if: (a) that GLWB optional benefit is no longer offered by us to new customers, or (b) we make certain changes to the terms of that GLWB optional benefit offered to new customers (for example, if we change the optional benefit charge; see your Contract for a list of the other changes). We will notify Owners of Contracts with the GLWB optional benefit in writing in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written notice to You otherwise.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- OREGON ONLY. In Oregon, we may choose not to permit Owners of existing Contracts with a GLWB rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least ninety (90) days after the Contract has been issued. We will notify Owners of Contracts with the affected GLWB riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, Contract Owners will still be permitted to transfer Account Value among the Investment Options listed above.

For Contracts issued in all states, if we have imposed restrictions on subsequent Purchase Payments on your Contract, we will permit You to make a subsequent Purchase Payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in "Termination of Inactive Contracts"; or (b) the optional benefit charge is greater than your Account Value.

INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect a GLWB optional benefit and You are a California purchaser aged 60 and older, You may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. After the free look expires, your

Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look period, we will give You back your Purchase Payments. If You do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the Purchase Payments made to the Contract. (See "Expenses -- Free Look" for more information.)

GENERAL INFORMATION ABOUT THE INVESTMENT OPTIONS


The Subaccounts buy and sell shares of corresponding mutual fund Investment Options. These Investment Options, which are part of either the Brighthouse Funds Trust I, the Brighthouse Funds Trust II or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Investment Options are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Contracts. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Investment Options of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II are available by purchasing annuities and life insurance policies from BLIC or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Investment Option is made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Brighthouse Funds Trust I, the Brighthouse Funds Trust II and the American Funds(R) are each "series" type funds registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Investment Option is one of several available through the fund.

The Investment Options of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II pay our affiliate Brighthouse Investment Advisers, LLC ("Brighthouse Investment Advisers") a monthly fee for its services as their investment manager. The Investment Option of the American Funds(R) pays Capital Research and Management Company a monthly fee for its services as its investment adviser. These fees, as well as the operating expenses paid by each Investment Option, are described in the applicable prospectus and SAI for the Brighthouse Funds Trust I, the Brighthouse Funds Trust II and the American Funds(R).

In addition, the Brighthouse Funds Trust I and the Brighthouse Funds Trust II prospectuses each discuss other separate accounts of BLIC and its affiliated insurance companies and certain qualified retirement plans that invest in the Brighthouse Funds Trust I and the Brighthouse Funds Trust II. The risks of these arrangements are discussed in the respective prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT OPTIONS. An investment adviser (other than our affiliate, Brighthouse Investment Advisers,) or subadviser of a Investment Option, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Investment Options. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Option assets. Contract Owners, through their indirect investment in the Investment Options, bear the costs of these advisory fees (see the Investment Options' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Options attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate, Brighthouse Investment Advisers) or subadviser of an Investment Option or its affiliates, may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment advisers or subadvisers (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment adviser Brighthouse Investment Advisers, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers entitle us to profit distributions if Brighthouse Investment Advisers makes a profit with respect to the advisory fees it receives from the Investment Options. We will benefit accordingly from assets allocated to the Investment Options to the extent they result in profits to the Brighthouse Investment Advisers. (See the "Table of Expenses" for information on the investment management fees paid by the Investment Options and the SAIs for the Investment Options for information on the investment management fees paid by the investment advisers to the subadvisers.)


Certain Investment Options have adopted a distribution plan under Rule 12b-1 of the 1940 Act (a "12b-1 Plan"). An Investment Option's 12b-1 Plan, if any, is described in more detail in the prospectus for the Investment Option. See the "Table of Expenses" and "Who Sells the Contracts." Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Option's 12b-1 Plan decrease the Investment Options' investment returns.

INVESTMENT OPTION SELECTION. We select the Investment Options offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option's investment adviser or subadviser is one of our affiliates or whether the Investment Option, its investment adviser, its subadviser(s) or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Investment Options advised by our affiliates than those that are not, we may be more inclined to offer Investment Options advised by our affiliates in the variable insurance products we issue. We review the Investment Options periodically and may remove a Investment Option or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Contract Owners. In some cases, we have included Investment Options based on recommendations made by selling firms. These selling firms may receive payments from the Investment Options they recommend and may benefit accordingly from the allocation of Account Value to such Investment Options.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OPTION. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT OPTIONS YOU HAVE CHOSEN.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the Investment Options or a particular Investment Option is no longer possible or, in our judgment, becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, we may close Investment Options to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We may also substitute shares of an Investment Option for shares of another Investment Option already purchased under this Contract, subject to obtaining any necessary regulatory approvals. Any substitution by us will not affect your Account Value.

OPTIONAL AUTOMATED INVESTMENT STRATEGY, OPTIONAL DOLLAR COST AVERAGING AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAMS

  There currently is one optional automated investment strategy (Rebalancing), two optional dollar cost averaging programs (the Equity Generator and the
Dollar Cost Averaging ("DCA") program) and one optional EDCA Program available to You. We created these investment strategies and programs to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and programs were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The following restrictions apply:


  . The EDCA Program is not available to Contracts issued in Oregon or to Purchase Payments which consist of money exchanged from other BLIC or its affiliates' annuities.


  . The Equity Generator and the DCA program are not available if You choose the GWB v1 or the GLWB optional benefits.

  .   Quarterly rebalancing is automatic if You elect the GLWB optional benefit.

  .   You may only have the Equity Generator or the DCA in effect at any time.

  . You may have the EDCA Program and Rebalancing in effect at the same time, but You may not have the EDCA Program in effect at the same time as the Equity Generator or the DCA.

These features are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may add additional strategies or programs in the future, and we may modify or terminate any of the strategies at any time.

OPTIONAL DOLLAR COST AVERAGING AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAMS

If You make a subsequent Purchase Payment while an optional dollar cost averaging program or the EDCA Program is in effect, we will not allocate the subsequent Purchase Payment to the optional dollar cost averaging program or the EDCA Program unless You tell us to do so. Instead, unless You previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the subsequent Purchase Payment directly to the same destination Investment Options You selected under the optional dollar cost averaging program or the EDCA Program. Any Purchase Payments received after the optional dollar cost averaging program or EDCA Program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments."

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any Investment Options, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Value in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

DCA PROGRAM: Each month a dollar amount You choose is transferred from the Fixed Account, if available, or the BlackRock Ultra-Short Term Bond Portfolio to any of the Investment Options You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Value in the Fixed Account, if available, or the BlackRock Ultra-Short Term Bond Portfolio is exhausted, this strategy is automatically discontinued.

EDCA PROGRAM: Each month, for a specified period, for example six or twelve months, a portion of a specified dollar amount of a Purchase Payment that You have agreed to allocate to the EDCA Program will be transferred from the program to any of the Investment Options You choose, unless your destination Investment Option is restricted because You have elected certain optional benefits. While amounts are in the program, we may credit them with a higher interest rate than that declared for the Fixed Account in general. (Amounts in the EDCA Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "EDCA Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your EDCA Program is transferred separately in the month after the last scheduled payment. Transfers from the EDCA Program to the Separate Account begin on any day we receive your Purchase Payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If Purchase Payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the EDCA Program on the selected day but will be applied to the Investment Options on the next day the Exchange is open. EDCA Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent Purchase Payment is allocated to the program, that subsequent payment will receive the EDCA Program interest rate in effect on that date. The allocation of a subsequent Purchase Payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific Purchase Payment and interest attributable to that Purchase Payment will be accelerated. Your EDCA Program will terminate on the date of the last transfer.

If You decide You no longer want to participate in the EDCA Program, or if we receive notification of your death, your participation in the EDCA Program will be terminated and, unless You specify otherwise, all money remaining in your EDCA Program account will be transferred to the Investment Options in accordance with the percentages You have chosen for the EDCA Program.

The DCA, Equity Generator and the EDCA Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.

Upon notice of death, your participation in any dollar cost averaging program is terminated.

(See Appendix B for an example of the EDCA Program.)

OPTIONAL AUTOMATED INVESTMENT STRATEGY (REBALANCING)


REBALANCING: You select a specific asset allocation for your entire Account Value from among the Investment Options and the Fixed Account, if available, on an annual, semi-annual, quarterly or monthly frequency. Each month (as applicable, based on the frequency You select), on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among the Investment Options and Fixed Account, if applicable, to bring the percentage of your Account Value in the Investment Options and Fixed Account, if applicable, back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancing with the EDCA Program, provided that 100% of your Account Value (other than amounts in the EDCA Program) is allocated to this strategy. If you have selected the GWB v1 or GLWB, the Fixed Account is not available for Rebalancing.

The charts below summarize the availability of the optional dollar cost averaging programs, EDCA Program and the automated investment strategy:

Optional Dollar Cost Averaging Programs and Optional EDCA Program


-----------------------------------------------------------------------------------------------------------------------------------
You may choose one:                                 B Class                                 R Class
-------------------                                 -------                                 -------
 Equity Generator                                    Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
Not available with the GWB v1 or GLWB.
-----------------------------------------------------------------------------------------------------------------------------------
 DCA                                                 Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
Not available with the GWB v1 or GLWB.
-----------------------------------------------------------------------------------------------------------------------------------
 EDCA                                                Yes                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
Not available to Contracts issued in Oregon. May not be used with Purchase Payments consisting of money from other variable annuities issued by BLIC or its affiliates. Restrictions apply to destination Investment Options with the GWB v1 and the
GLWB.
-----------------------------------------------------------------------------------------------------------------------------------


Optional Automated Investment Strategy

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               B Class  R Class
-                                                                                                              -------  -------
Rebalancing                                                                                                     Yes      Yes
--------------------------------------------------------------------------------------------------------------------------------
Automatic if You elect the GLWB.
--------------------------------------------------------------------------------------------------------------------------------

We will terminate all transactions under the automated investment strategy upon notification of your death.

PURCHASE PAYMENTS

  The Contract may not be available for purchase during certain periods. There are a number of reasons why the Contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the Contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, You may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a Contract, and a delay in such process could result in your not being able to purchase a Contract.

A Purchase Payment is the money You give us to invest in the Contract. A portion of the initial Purchase Payment is due on the Issue Date. This portion may be less than the minimum initial Purchase Payment (See "General Requirements for Purchase Payments" below), however, as discussed below, we must receive the minimum initial Purchase Payment within ninety (90) days of the Issue Date. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below and in your Contract. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below and in your Contract.

We may revoke the Contract if proceeds from any exchanged annuity contracts or life insurance policies and/or other sources do not equal, in the aggregate, the minimum initial Purchase Payment within ninety (90) days of the Issue Date. If the Contract is revoked, we will return the Account Value without application of any Withdrawal Charge or Annual Contract Fee.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments.

  . The B Class and R Class minimum initial Purchase Payment is $10,000 for the Non-Qualified Contracts.

  . The B Class and R Class minimum initial Purchase Payment is $5,000 for the Traditional IRA, Roth IRA and SIMPLE IRA Contracts.

  . The B Class and R Class minimum initial Purchase Payment is $2,000 for the SEP Contracts.

  . If You are purchasing the Contract as the Beneficiary of a deceased person's IRA, Purchase Payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

  .   We will issue the B or R Class Contract to You before your 81st birthday.

The chart below summarizes the minimum initial and subsequent Purchase Payments for each Contract class:

-----------------------------------------------------------------------------------------------------------------
                                                                        B Class              R Class
-                                                                             --------             --------
MinimumInitial Purchase Payment - Non-Qualified Contracts               $10,000              $10,000
-----------------------------------------------------------------------------------------------------------------
MinimumInitial Purchase Payment - Traditional IRA, Roth IRA and SIMPLE  $5,000               $5,000
       IRA Contracts
-----------------------------------------------------------------------------------------------------------------
MinimumInitial Purchase Payment - SEP Contracts                         $2,000               $2,000
-----------------------------------------------------------------------------------------------------------------
MinimumSubsequent Purchase Payment                                       $500                 $500
-----------------------------------------------------------------------------------------------------------------
                                                                        (or any amount we are required to accept
                                                                        under applicable tax law)
-----------------------------------------------------------------------------------------------------------------

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify You in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.

  . The minimum subsequent Purchase Payment is $500 and applies to all Contracts unless (i) You have elected an automated Purchase Payment program or (ii) a Purchase Payment is needed to meet the minimum initial Purchase Payment within ninety (90) days of the Issue Date. We will also accept subsequent Purchase Payments below the minimum if required under state and Federal tax law.

  . Purchase Payments may be limited by Federal tax laws or regulatory requirements.

  . The maximum total Purchase Payments for all Contracts is $1,000,000, without prior approval from us.

  . You may continue to make Purchase Payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your Purchase Payments are made through debit authorization.

  . We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, including to manage the financial risk to the Company in the event market and/or economic conditions decline, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

  . Certain optional benefits have current and potential restrictions on subsequent Purchase Payments that are described in more detail above. For more information, see these subsections above: "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase

      Payment Restrictions for the GWB v1"; and "Your Investment
      Choices--Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

  . No subsequent Purchase Payment can be made after the Owner or oldest Joint Owner (or the Annuitant if non-natural Owner) reaches age ninety-one (91).

ALLOCATION OF PURCHASE PAYMENTS

When You purchase a Contract, we will allocate your Purchase Payment in accordance with your selection. Purchase Payments may be allocated to the Fixed Account, if available and provided allocations to the Fixed Account are not restricted at that time, and/or the Investment Options, subject to the allocation requirements set forth on your Contract. However, we may limit this in the future. You may not choose more than 40 investment choices (including the Fixed Account) at the time your initial Purchase Payment is allocated. Allocations specified by You must be in whole numbers. Unless you elect otherwise, subsequent Purchase Payments will be allocated in accordance with your initial selection. If there are Joint Owners, unless we are instructed to the contrary, allocation instructions will be accepted from either one of the Joint Owners. See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" and "Living Benefits" for allocation restrictions if You elect certain optional benefits.



We may restrict allocations to the Fixed Account if any of the following conditions exist: (a) the credited interest rate for the amount to be allocated is equal to the minimum guaranteed interest rate for the Fixed Account as stated in your Contract; (b) the Account Value in the Fixed Account equals or exceeds our maximum for Fixed Account allocations (E.G., $500,000); or (c) a transfer was made out of the Fixed Account within the previous 180 days.


We reserve the right to make certain changes to the Investment Options. (See "Your Investment Choices -- Substitution of Investment Options.")


DEBIT AUTHORIZATIONS

You may elect to have subsequent Purchase Payments made automatically. With this payment method, your bank deducts money from your bank account and makes the subsequent Purchase Payment for You.

OWNING MULTIPLE CONTRACTS

You may be considering purchasing this Contract when You already own a variable annuity Contract. You should carefully consider whether purchasing an additional Contract in this situation is appropriate for You by comparing the features of the Contract You currently own, including the death benefits, living benefits and other guarantees provided by the Contract, to the features of this Contract. You should also compare the fees and charges of your current Contract to the fees and charges of this Contract, which may be higher than your current Contract. You may also wish to discuss purchasing a Contract in these circumstances with your registered representative.

ACCUMULATION UNITS

   Accumulation Units shall be used to account for all amounts allocated to or withdrawn from a Subaccount of the Separate Account as a result of Purchase
Payments, withdrawals, transfers, or fees and charges. We will determine the number of Accumulation Units of a Subaccount purchased or cancelled. This is done by dividing the amount allocated to (or the amount withdrawn from) the Subaccount, by the dollar value of one Accumulation Unit of the Subaccount as of the end of the Business Day during which the Notice for the transaction is received at the Annuity Service Office.

ACCUMULATION UNIT VALUE

The initial Accumulation Unit Value for each Subaccount is set by us. Subsequent Accumulation Unit Values for each Subaccount are determined by multiplying the Accumulation Unit Value for the immediately preceding Business Day by the net investment factor (the "Net Investment Factor") of the Subaccount for the current Business Day.

The Accumulation Unit Value may increase or decrease from Business Day to Business Day.

To the extent permitted by law, we may change when we calculate the Accumulation Unit Value by giving You thirty (30) days' notice, or we may delay calculation of the Accumulation Unit Value if an emergency exists, making valuation of assets in the Separate Account not reasonably practicable, or if the SEC permits such deferral.

The Net Investment Factor for each Subaccount is determined by dividing A by B and multiplying by (1-C) where:

A   is  (i)  the net asset value per share of the Investment Option held by the Subaccount at the end of the current
             Business Day; plus

        (ii) any dividend or capital gains per share declared on behalf of such Investment Option that has an ex-dividend date as of the current Business Day.

B   is  the net asset value per share of the Investment Option held by the Subaccount for the immediately preceding
        Business Day.

C   is  (i)  the Separate Account charges (including any rider charge for the optional Return of Premium Death Benefit, optional Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit)
             which are shown on the Contract for each day since the last Business Day. The daily charge is equal to the annual Separate Account charges divided by 365; plus

        (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of this
             Subaccount.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a Purchase Payment of $500 into one Subaccount and that Subaccount's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.

                  $500 = 50 Accumulation Units
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment performance (minus charges) for an underlying Investment Option is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment performance (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

ACCOUNT VALUE

Your Account Value for any Business Day is the sum of your interests in the Subaccounts of the Separate Account and your interest in the Fixed Account, if available, as of such Business Day.

The portion of your Account Value in a Subaccount is determined by multiplying the number of Accumulation Units allocated to the Contract for the Subaccount by the Accumulation Unit Value.

The portion of your Account Value in the Fixed Account at any time is equal to:

  .   the Purchase Payments allocated to the Fixed Account; plus

  .   the Account Value transferred to the Fixed Account; plus

  .   interest credited to your Account Value in the Fixed Account; less

  . any withdrawal of Account Value from the Fixed Account and any applicable charges; less

  .   any Account Value transferred from the Fixed Account; less

  . any fees, charges or any applicable premium tax and other taxes deducted from the Account Value held in the Fixed Account.

TRANSFER PRIVILEGE

   During the Accumulation Period you may make certain transfers of your Account Value among the Investment Options or between the Investment Options and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an Investment Option (unless the transfer is in connection with the automated investment strategy or the EDCA Program) and/or the Fixed Account. Excluding transfers in connection with the automated investment strategy or the EDCA program, the maximum number of transfers per Contract Year shall be twelve (12). Under certain circumstances, we may waive this transfer limitation. We currently allow unlimited transfers but reserve the right to limit this in the future. We may limit transfers in circumstances of frequent transfers (see "Restrictions on Frequent Transfers/Reallocations" below). We also may be required to suspend the right to transfers in certain circumstances (see "General Information -- Suspension of Payments or Transfers" below). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future (see "Expenses -- Transfer Fee" below).

You may not make a transfer to more than 40 investment choices (including the Fixed Account, if available) at any one time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 40 investment choices at any one time (including the Fixed Account, if available) may be made by calling or writing our Annuity Service Office.

You may elect to make transfers in writing or by other means acceptable to us as long as You have first provided us with a Notice in a form that we may require. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Option (or Fixed Account) from which You want the money to be transferred;

..   The Investment Option (or Fixed Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged the automated investment strategy by making the transfer.

In the case of Joint Owners, transfer instructions will be accepted from either one of the Joint Owners unless we are instructed to the contrary. We will use reasonable procedures to confirm that instructions are genuine. Neither we nor our Annuity Service Office will be liable for any transfers made in accordance with your instructions.

Your right to make transfers is subject to limitations or modification by us if we determine that the exercise of the right by one or more Owners with interests in the Investment Option is, or would be, to the disadvantage of other Owners. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other Owners. A limitation or modification could be applied to transfers to, or from, one or more of the Investment Options and could include, but is not limited to:

..   the requirement of a minimum time period between each transfer;

..   not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Owner;

..   limiting the dollar amount that may be transferred between Investment
    Options by an owner at any one time;

..   requiring that a written transfer request be provided to us, signed by an
    Owner.

To the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with a simultaneous request for purchase of another Investment Option). In such a case, the redemption order would be processed at the source Investment Option's next determined Accumulation Unit Value. However, the purchase into the new Investment Option would be effective at the next determined Accumulation Unit Value for the new Investment Option only after we receive the proceeds from the source Investment Option, or we otherwise receive cash on behalf of the source Investment Option.

Transfers do not change the allocation instructions for future Purchase Payments or any pre-scheduled transfers.

Subject to the allocation requirements discussed above (see "Purchase Payments -- Allocation of Purchase Payments") and requirements set forth in the Contract, during the Accumulation Period You may make transfers into the Fixed Account from the Investment Options and from the Fixed Account into the Investment Options, subject to the maximum number of transfers per Contract Year.

The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account, if less. Transfers out of the Fixed Account may be limited to the greater of (a) 25% of the Account Value allocated to the Fixed Account at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Please see "General Information -- Deferral of Payments or Transfers from the Fixed Account" for additional transfer restrictions on the Fixed Account.

Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the GWB v1 or the GLWB.

All transfers made on the same Business Day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a Notice containing all the information necessary to process the request. We may require You to use our original forms.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/reallocations may dilute the value of a Investment Option's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Option and the reflection of that change in the Investment Option's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Investment Option, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (E.G., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap and high-yield Investment Options (I.E., American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Brighthouse Small Cap Value Portfolio, Brighthouse/Aberdeen Emerging Markets Equity Portfolio, Brighthouse/Artisan International Portfolio, Brighthouse/Dimensional International Small Company Portfolio, Brighthouse/Eaton Vance Floating Rate Portfolio, Brighthouse/Templeton International Bond Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, VanEck Global Natural Resources Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio -- the "Monitored Investment Options") and we monitor transfer/reallocation activity in those Monitored Investment Options. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Investment Options ("American Funds Investment Options") as Monitored Investment Options. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Investment Options within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Investment Options, in a twelve month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Investment Option in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven (7) calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven (7) calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT OPTIONS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE INVESTMENT OPTIONS. We may change the Monitored Investment Options at any time without notice in our sole discretion.

As a condition to making their Investment Options available in our products, American Funds(R) requires us to treat all American Funds Investment Options as Monitored Investment Options under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Investment Options available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Investment Options to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Investment Options, American Funds Investment Options also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Investment Options that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Investment Options under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under an optional dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Options we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Investment Options and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Options may have adopted their own policies and procedures with respect to frequent transfers/reallocations transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Options may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Options describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocations policies and procedures of the Investment Options, we have entered into a written agreement as required by SEC regulation with each Investment Option or its principal underwriter that obligates us to provide to the Investment Option promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Option to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocations policies established by the Investment Option.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Options in their ability to apply their frequent transfer/reallocations policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Options (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Investment Options. If a Investment Option believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/reallocations, the Investment Option may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Investment Options, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Investment Option prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Options and may disrupt portfolio management strategy, requiring an Investment Option to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Options except where the portfolio manager of a particular Investment Option has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


VOTING RIGHTS

     We are the legal owner of the Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from You and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

ACCESS TO YOUR MONEY

   Prior to the Annuity Date, You may, upon Notice to us, make a total or partial withdrawal of the Withdrawal Value. A withdrawal will result in the cancellation of Accumulation Units from each applicable Subaccount of the Separate Account and/or a reduction in the Account Value allocated to the Fixed Account in the ratio that the Account Value in a Subaccount and/or the Fixed Account bears to the total Account Value. If another method of allocation is desired, You must specify it in a Notice to us.

You may establish a withdrawal plan under which You can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Tax Considerations.")


Each partial withdrawal must be for an amount which is not less than $500 or, if smaller, the remaining Withdrawal Value. If the withdrawal would result in the Account Value being less than the minimum account value required as shown on your Contract, we will treat the withdrawal request as a request for a full withdrawal. In this event, we have the right to terminate your Contract, including all death benefits, endorsements and, if applicable, optional riders. If this occurs, You will be paid any benefits due to You under any optional living benefit rider. See "Living Benefits" below and "The Annuity Contract -- Contracts with No Account Value" above for more information.


Your withdrawal may be subject to Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in Good Order unless a suspension or deferral of payments provision is in effect (see "General Information -- Suspension of Payments and Transfers" and "General Information -- Deferral of Payments or Transfers from the Fixed Account").

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

How to withdraw all or part of your Account Value:

  . You must submit a withdrawal request via Notice to us. (See "General Information -- Processing Transitions")

  . If You would like to have the withdrawal charge waived under the nursing home or hospital confinement rider, the terminal illness rider or disability rider, You must provide satisfactory evidence of confinement to a nursing home or hospital, terminal illness or disability. (See "Expenses -- Withdrawal Charges -- When No Withdrawal Charge Applies.")

  . We have to receive your withdrawal request in our Annuity Service Office prior to the Annuity Date or Owner's death; provided, however, that You may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit Value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Office on or before the Annuity Date.

There may be limits to the amount You can withdraw from certain tax-qualified contracts. (See "Federal Tax Considerations.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each Contract Year for B Class and R Class Contracts. You can receive payments monthly or quarterly during the first Contract Year and monthly, quarterly, semi-annually or annually thereafter. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as Annuity Payments You would receive under an annuity option.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Option(s), EDCA Program or the Fixed Account that You selected, the payments will be taken out pro rata from the Fixed Account, EDCA Program and any Investment Option(s) in which You then have money.

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least ten (10) days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least thirty (30) days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at Annuity Service Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Contract.

MINIMUM DISTRIBUTIONS

In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT CHARGES. Each day, we make a deduction for our Separate Account charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain optional death benefit riders). We do this as part of our calculation of the Accumulation Units Value. We reserve the right to charge an additional Separate Account charge for an Investment Option in the future.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Option:

                          ----------------------------

                                 Mortality and Expense
                          Class         Charge
                          ----------------------------
                           B             0.80%
                          ----------------------------
                           R             0.70%
                          ----------------------------

This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and waiving Withdrawal Charges in the event of the Owner's death during the Accumulation Period. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining Investment Options available under the Contract and performing accounting, regulatory compliance and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment
Option:

                          ----------------------------

                          Class  Administration Charge
                          ----------------------------
                           B             0.25%
                          ----------------------------
                           R             0.25%
                          ----------------------------

This charge, together with the Annual Contract Fee, is for the expenses associated with the administration of the Contract. Some of these expenses are: issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

DEATH BENEFIT RIDER CHARGES. If You select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Period) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Option:

                                                         B Class R Class
                                                         ------- -------
  Optional Return of Premium Death Benefit..............  0.25%   0.25%
------------------------------------------------------------------------
  Optional Annual Step-Up Death Benefit.................  0.45%   0.45%
------------------------------------------------------------------------
Additional Death Benefit--Earnings Preservation Benefit.  0.25%   0.25%
------------------------------------------------------------------------

See "Expenses -- Death Benefit -- Generally -- GLWB Death Benefit" below for information on the GLWB Death Benefit charge.

ANNUAL CONTRACT FEE


  There is a $50 Annual Contract Fee. This fee is waived if your Account
Value is at least $75,000 on the Contract Anniversary. It is deducted on a pro rata basis from the Investment Options and Fixed Account, if available, on the Contract Anniversary. Regardless of the amount of your Account Value, the entire fee will be deducted at the time of a total withdrawal of your Account Value. If the Account Value is less than the Annual Contract Fee, the Contract will be terminated upon application of the fee. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

During the Annuity Period, the Annual Contract Fee may be deducted each Contract Year pro-rata from each Annuity Payment. On the Annuity Calculation Date, if the entire Adjusted Account Value is being applied to provide Annuity Payments, a pro rata portion of the Annual Contract Fee based on the Account Value on the Annuity Calculation Date and the number of completed months in the current Contract Year will also be deducted from the Account Value as described above.

OPTIONAL GWB -- RIDER CHARGE

The GWB is available for an additional charge of 0.90% of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Annual Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account. We take amounts from the Investment Options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

Upon an Automatic Annual Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

If You make a total withdrawal of your Account Value, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) or assign your Contract, a pro rata portion of the GWB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant or the assignment. If the GWB optional benefit is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect. The GWB charge is not assessed while your Remaining Guaranteed Withdrawal Amount equals zero.

OPTIONAL GLWB -- RIDER CHARGE

The GLWB optional benefit is available for an additional charge of 1.20% of the Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account. We take amounts from the Investment Options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available, for new Contract purchases at the time of the Automatic Step-Up.

If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant or the assignment. If the GLWB optional benefit is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GLWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.

GLWB DEATH BENEFIT -- RIDER CHARGE

The GLWB Death Benefit may only be elected if You have also elected the GLWB optional benefit.

The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account. We take amounts from the Investment Options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new Contract purchases at the time of the Automatic Step-Up.

If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant or the assignment. If the GLWB optional benefit is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the

Contract), or it is cancelled pursuant to the cancellation provisions of the GLWB optional benefit, no GLWB Death Benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.

PREMIUM TAX AND OTHER TAXES

     We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the
Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and Annuity Payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.

TRANSFER FEE

We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve (12) in a Contract Year (excluding transfers resulting from the automated investment strategy or the EDCA Program). The transfer fee will be deducted from the Investment Options or the Fixed Account from which the transfer is made, or if the entire interest in the Investment Option or the Fixed Account is being transferred, from the amount transferred.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

WITHDRAWAL CHARGES

   Upon withdrawal of all or a portion of the Account Value, a Withdrawal Charge as set forth below may be assessed. For a partial withdrawal, the
Withdrawal Charge will be deducted from the remaining Account Value, if sufficient, or from the amount withdrawn. Under certain circumstances, described below and on your Contract, a withdrawal may be made without the imposition of a Withdrawal Charge (see "When No Withdrawal Charge Applies" below).

A Withdrawal Charge is assessed against Purchase Payments withdrawn and is calculated at the time of each withdrawal. Each Purchase Payment is tracked from the date of its receipt. Amounts will be withdrawn from your Contract in the following order:

1. Earnings in the Contract (earnings are equal to your Account Value less Purchase Payments not withdrawn); then

2. The free withdrawal amount described below, if any; then

3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The Withdrawal Charge on purchase payments withdrawn for each class is as follows:


   NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS R CLASS
   ---------------------------------------------------------  ------- -------
                       0.....................................    7%      8%
                       1.....................................    6%      8%
                       2.....................................    6%      7%
                       3.....................................    5%      6%
                       4.....................................    4%      5%
                       5.....................................    3%      4%
                       6.....................................    2%      3%
                       7.....................................    0%      2%
                       8.....................................    0%      1%
                       9 and thereafter......................    0%      0%

The Withdrawal Charge reimburses us for our costs in selling the Contracts. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Contracts which exceed the amount of Withdrawal Charges we collect.

FREE WITHDRAWAL AMOUNT. Each Contract Year, You may make a withdrawal of a portion of your Account Value free from any Withdrawal Charge. The free withdrawal amount is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

WHEN NO WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   On transfers You make within your Contract among the Investment Options and transfers to or from the Fixed Account.

..   On withdrawals of Purchase Payments You made over seven (7) Contract Years ago for the B Class and nine (9) Contract Years ago for the R Class.

..   If You die during the Accumulation Period. Your Beneficiary will receive the full death benefit without deduction.

..   If You elected an optional death benefit and if your Contract permits and your spouse is substituted as the Owner of the Contract and continues the Contract, that portion of the Account Value that is equal to the "step-up" portion of the death benefit.

..   If You withdraw only your earnings from the Contract.

..   If You withdraw up to 10% of your total Purchase Payments, per Contract
    Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy federal income tax rules that apply to your Contract. These include:

  . Minimum distribution requirements that apply to this annuity. For purposes of this exception, we assume that the Contract is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values. This exception does not apply if You have a Non-Qualified or Roth IRA Contract.

  .   Refunds of Purchase Payments that exceed the required limits.

..   If You accept an amendment converting your Traditional IRA Contract to a
    Roth IRA Contract.

..   If You properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA deferred annuity, Roth IRA deferred annuity or SIMPLE IRA deferred annuity.

..   If available in your state, after the first Contract Year, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been the Contract Owner continuously since the Issue Date (or have become the Owner as the spousal Beneficiary who continues the Contract) and You or a Joint
    Owner:

  . Becomes confined to certain nursing home facilities and/or a hospital for a minimum of ninety (90) consecutive days or for a minimum total of ninety (90) days where there is no more than a 6-month break in that confinement and the confinements are for related causes. The confinement must be prescribed by a physician and medically necessary. You must exercise this right no later than ninety (90) days after You or your Joint Owner exits the nursing home or hospital. If the Owner is not a natural person, this Contract feature applies to the Annuitant. This Contract feature is not available in Massachusetts, California or South Dakota; or

  . Is diagnosed with a terminal illness and not expected to live more than twelve (12) months; a physician certifies to your illness and life expectancy; and You were not diagnosed with the terminal illness as of the Issue Date. If the Owner is not a natural person, this Contract feature applies to the Annuitant. This Contract feature is not available in California or Massachusetts.

..   If available in your state, on or after the first Contract Year, to withdrawals to which a Withdrawal Charge would otherwise apply, if (i) You are less than 65 years old and You become permanently and totally disabled which prevents You from performing any work for pay or profit for at least twelve (12) months subsequent to the date of the first Contract Anniversary, (ii) the Issue Date preceded your 64th birthday and (iii) You have been the Contract Owner continuously since the Issue Date (or have become the Owner as the spousal Beneficiary who continues the Contract). In the case of Joint Owners, this Contract feature applies to either Joint Owner. If the Owner is a not a natural person, this Contract feature applies to the Annuitant provided the Annuitant has continuously been the Annuitant since the Issue Date. We will not accept additional Purchase Payments once this waiver is used. This Contract feature is not available in California or Connecticut.

..   Upon maturity of the Contract.

..   If any portion of your adjusted Account Value is applied to an annuity option.

..   If any waiver is included subject to the issuance of a rider.


..   If You transfer your Account Value to another BLIC annuity, provided that we agree in writing that none will apply. This exception is not applicable in Florida.

..   Upon the issuance of the Contract with proceeds from another BLIC or BLIC affiliate annuity, if we agree in writing that none will apply to those proceeds. This exception is not applicable in Florida.


..   If we agree in writing that none will apply.

Any waiver of a Withdrawal Charge by written agreement will be in accordance with applicable law and administered in a non-discriminatory manner.

GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee tables in this Prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the Contract, but are represented in the share values of each Investment Option and the unit values of the corresponding Subaccount.

FREE LOOK

   This Contract may be returned for any reason within ten (10) days (or whatever period is required in your state) after You receive it by mailing or delivering the Contract to us at the Annuity Service Office or to an agent of the Company. Return of this Contract by mail is effective on being postmarked, properly addressed and postage prepaid. Unless otherwise required by state law, we will promptly refund your Account Value, plus the sum of all fees and charges deducted from the Purchase Payment as of the Business Day we receive your Contract. Your Account Value may be more or less than your Purchase Payment. We will return your Purchase Payment if required by law.

For additional information applicable to California purchasers aged 60 and older who elect the GWB v1 or GLWB optional benefit, see "Your Investment Choices--Investment Allocation and Other Purchase Payment Restrictions for the GWB v1--Investment Allocation Restrictions--California Free Look Requirements for Purchasers Age 60 and Over" and "Your Investment Choices--Investment Allocation and Other Purchase Payment Restrictions for the GLWB--Investment Allocation Restrictions--California Free Look Requirements for Purchasers Age 60 and Over."

DEATH BENEFIT--GENERALLY

   During the Accumulation Period, upon your death, or upon the first death of a Joint Owner, the death benefit will be paid to your Beneficiary(ies). You name your Beneficiary(ies). There is no death benefit during the Annuity Period, however, depending on the Annuity Payment type You elect, any remaining guarantee (I.E., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see "Annuity Payments (The Annuity Period)" for more information).

Your Account Value is the Standard Death Benefit for your Contract. At the time You purchase the Contract, depending on availability in your state, You can select an optional death benefit (the Return of Premium Death Benefit or Annual Step-Up Death Benefit). You can also select the Additional Death Benefit--Earnings Preservation Benefit either individually or with (i) the optional Return of Premium Death Benefit or (ii) the optional Annual-Step Up Death Benefit. You may not select the Additional Death Benefit--Earnings Preservation Benefit with the GWB v1 living benefit rider or the GLWB living benefit rider. At the time You purchase the Contract, You can select the GLWB Death Benefit if You have selected the GLWB optional living benefit (see, "Living Benefits -- GLWB"). You may not select the GLWB Death Benefit with the optional Return of Premium Death Benefit, the optional Annual Step-Up Death Benefit or the Additional Death Benefit--Earnings Preservation Benefit.

If You select both a death benefit rider and a living benefit rider, You should consider how any withdrawals You plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefits and living benefits for details on how withdrawals are treated.

The death benefits are described below. There may be versions of each optional death benefit that vary by Issue Date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.

The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Option(s) and is subject to investment risk. The risk is borne by the Beneficiary(ies). If your Account Value is reduced to zero, this Contract, including any death benefit under the Contract, will terminate. This means you would have paid for a death benefit that you did not use. See also "The Annuity Contract - Termination of Inactive Contracts" and "The Annuity Contract - Contracts with No Account Value" for additional information about termination of your Contract.

Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Option(s) until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

If you have a Joint Owner, the death benefit will be paid when the first Owner dies. If Joint Owners have been designated, unless you inform us otherwise by Notice, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated in a Notice to us.

If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are Joint Owners, the oldest of the two will be used as a basis for determining the death benefit.

If we are presented with notification of your death before any requested transaction is completed (including transactions under the automated investment strategy, the EDCA Program and other optional dollar cost averaging programs, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

If You are a natural person and You change ownership of the Contract to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include Highest Anniversary Value as of each Contract Anniversary (depending on whether You choose an optional benefit), are reset to the Account Value on the date of the change in Contract Owner.

Unless You provide otherwise, if a death benefit is payable, the death benefit will be paid in equal shares or all to the Beneficiary(ies) as follows:

  . to the primary Beneficiary(ies) who survive You (or if the Owner is not a natural person, the Annuitant's death); or if there are none, then

  . to the contingent Beneficiary(ies) who survive You (or if the Owner is not a natural person, the Annuitant's death); or if there are none, then

  .   to your estate.

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DUE PROOF OF DEATH:  We will require due proof of death before any death benefit is paid. Due proof of death will be:

  .   a certified death certificate;

  . a certified decree of a court of competent jurisdiction as to the finding of death;

  . a written statement by a licensed medical doctor who attended the deceased; or

  .   any other proof satisfactory to us.

DEATH BENEFIT PAYMENT OPTIONS: A Beneficiary must elect the death benefit to be paid under one of the options below (unless the Owner has previously chosen an option) in the event of the death of an Owner during the Accumulation Period. In addition, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his or her own name and exercise all the Owner's rights under the Contract. The death benefit options available under the Contract are:

  .   Lump sum payment of the death benefit; or

  . The payment of the entire death benefit within five (5) years of the date of the death of the Owner or the first Joint Owner to die; or

  . Payment of the death benefit under an annuity option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Owner or the first Joint Owner to die.

Any portion of the death benefit not applied under the third option within one
(1) year of the date of the Owner's or the first Joint Owner's death must be distributed within five (5) years of the date of death.

If a lump sum payment is requested, the amount will be paid within seven
(7) days of receipt of due proof of death and an election for such payment method, unless the suspension of payments provision is in effect (see "General Information -- Suspension of Payments or Transfers").

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments.

DEATH OF OWNER DURING THE ANNUITY PERIOD: If the Owner or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, there is no death benefit; however, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Annuity Period, the Beneficiary becomes the Owner.

SPOUSAL CONTINUATION. If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the Contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Option and/or the Fixed Account in the ratio that the Account Value in the Investment Option and/or the Fixed Account bears to the total Account Value. The terms and conditions of the Contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments.

For purposes of the death benefit on the continued Contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the Contract.

Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs (see "Federal Tax Considerations").

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For information on Spousal Continuation regarding the GLWB optional benefit, see "Living Benefits -- GLWB -- Operation of the GLWB -- Spousal Continuation."

Any reference to "spouse" (including any Code reference) includes those persons who are married under state law, regardless of sex.

DEATH OF ANNUITANT: Upon the death of an Annuitant, who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant. The Owner may select a new Annuitant if the Owner does not want to be the Annuitant. Any new Annuitant designation will be subject to the Company's underwriting rules then in effect. If the Owner is a non-natural person, the death of the primary Annuitant will be treated as the death of the Owner.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract. In that case the Account Value would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Option and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional Purchase Payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional Purchase Payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.

If your Beneficiary holds the Traditional IRA Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract. In that case the Account Value would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Option and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional Purchase Payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional Purchase Payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.

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If your Beneficiary holds the Non-Qualified Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.



STANDARD DEATH BENEFIT -- ACCOUNT VALUE

The death benefit will be equal to the Account Value as of the end of the Business Day on which we received both due proof of death and an election for a payment method.

OPTIONAL DEATH BENEFIT -- RETURN OF PREMIUM

The optional Return of Premium Death Benefit guarantees that the death benefit will be the greater of:

1. The Account Value; or

2. Total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after such date."

In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the death benefit amount under the optional Return of Premium Death Benefit will be determined in accordance with (1) or (2) above.

(See Appendix C for an example of the optional Return of Premium Death Benefit.)

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

   The optional Annual Step-Up Death Benefit is designed to provide protection against adverse investment performance. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Value; or
(2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Value; or

2. Total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial Purchase Payment;

  .   Increase the Highest Anniversary Value by each subsequent Purchase
      Payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

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  .   On each Contract Anniversary before your 81st birthday, compare the
      (1) Highest Anniversary Value before the recalculation to the (2) current Account Value on the date of the recalculation and set the Highest Anniversary Value equal to the greater of the two.

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

  . Subsection (2) shall be restated to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after such date"

  . For subsection (3), the Highest Anniversary Value shall be recalculated to equal your Account Value as of the effective date of the Owner change. Thereafter, the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

You may not purchase this benefit if You are 76 years of age or older.

(See Appendix C for an example of the optional Annual Step-Up Death Benefit.)

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT

In states where approved, You may purchase this benefit at application. The Additional Death Benefit -- Earnings Preservation Benefit is not currently available to Contracts issued in Washington or if You selected the GWB v1 living benefit rider or the GLWB living benefit rider. The Additional Death Benefit -- Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

Before the Contract Anniversary immediately prior to your 81st birthday, this benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the Standard Death Benefit or an optional death benefit for which You pay an additional charge); and

2. Total Purchase Payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then Purchase Payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent Purchase Payments made after each Contract Anniversary, reduced proportionately by the

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      percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

   b. Total Purchase Payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then Purchase Payments.

In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-77                                  25%

You may not purchase this benefit if You are 78 years of age or older.

In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

If You are a natural person and You change ownership of the Contract to someone other than your spouse, this benefit is calculated in the same manner except
(1) Purchase Payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Value on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.

(See Appendix C for an example of the Additional Death Benefit -- Earnings Preservation Benefit.)

GLWB DEATH BENEFIT

You may elect the GLWB Death Benefit when you elect the GLWB optional living benefit if You are at least age 50 and not older than age 65 at the effective date of your Contract. The GLWB Death Benefit is not currently available for purchase in Washington. You may not elect any other optional death benefit or the Additional Death Benefit -- Earnings Preservation Benefit with the GLWB Death Benefit.

Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base," (as defined later in this Prospectus) that, if greater than the Standard Death Benefit at the time the death benefit is calculated, will be paid instead of the Standard Death Benefit.

For a more detailed explanation of the operation of the GLWB Death Benefit see "Living Benefits -- GLWB Death Benefit."

(See Appendix F for examples of the GLWB Death Benefit.)

LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT OPTIONAL BENEFITS

We offer optional living benefits that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these optional benefits may be elected, and the optional benefits must be elected at Contract issue. These optional benefits are described briefly below. There

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may be versions of each optional living benefit that vary by Issue Date and state availability. In addition, a version of an optional living benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional living benefits for the specific provisions applicable to You. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit. We currently offer two types of living benefits -- a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit.

GUARANTEED WITHDRAWAL BENEFIT

  .   GWB v1

The GWB v1 is designed to allow You to invest your Account Value in the Investment Options, while guaranteeing that at least the entire amount of Purchase Payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

  .  GLWB

The GLWB rider is designed to allow You to invest Your Account Value in the Investment Options, while guaranteeing that You will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. In states where approved, You may also elect the GLWB Death Benefit for an additional charge if You elect the GLWB rider.

GWB

If You want to invest your Account Value in the Investment Option(s) during the Accumulation Period, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to You, we offer an optional benefit for an additional charge, called the GWB. The purpose of the GWB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Option(s) may decline in value or underperform your expectations.)

The GWB is designed to allow You to invest your Account Value in the Investment Options, while guaranteeing that at least the entire amount of Purchase Payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit. You may begin taking withdrawals under the GWB immediately or at a later time. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your optional benefit has been returned to You.

In states where approved You may purchase the GWB if You are age 80 or younger on the effective date of your Contract. The GWB is currently available for purchase in all states except California, Oregon and Vermont. You may elect this optional benefit together with the optional Return of Premium Death Benefit, the optional Annual-Step Up Death Benefit or the Additional Death Benefit -- Earnings Preservation Benefit. You may not have this benefit and another living benefit (GLWB) in effect at the same time. Once elected the GWB may not be terminated except as stated below.

SUMMARY OF THE GWB

The following section provides a summary of how the GWB works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the GWB."

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The GWB guarantees that the entire amount of Purchase Payments You make will be returned to You through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.

Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" ("TGWA") that determines, in part, the maximum amount You may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The optional benefit guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.

IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT OPTION. However, if You cancel the GWB after a waiting period of at least fifteen (15) years the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the Issue Date reduced proportionately for any withdrawals. (See "Operation of the GWB -- Cancellation and Guaranteed Principal Adjustment" below.)

While the GWB is in effect, You may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)

OPERATION OF THE GWB

The following section describes how the GWB operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment" and "Payment Enhancement Rate" sections), refer to the GWB Rate Table at the end of this section for the specific rates and other terms applicable to your GWB optional benefit.

(See Appendix D for examples illustrating the operation of the GWB.)

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the GWB is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the TGWA. The initial TGWA is equal to your initial Purchase Payment. We increase the TGWA (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the TGWA. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the TGWA in the same proportion that the entire withdrawal (including any applicable Withdrawal Charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TGWA AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TGWA (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TGWA), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The "Remaining Guaranteed Withdrawal Amount" is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial TGWA. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, You take an Excess Withdrawal then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal

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(including any applicable Withdrawal Charges) reduces the Account Value.
DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB optional benefit (see "Additional Information" below).

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial TGWA multiplied by the "GWB Withdrawal Rate." If the TGWA is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new TGWA multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow You to increase your Annual Benefit Payment during a Contract Year if You are confined to a nursing home.)

You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.

IT IS IMPORTANT TO NOTE:

  . We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the optional benefit charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You on the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as You do not take Excess Withdrawals.

  . IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE "GWB RATE TABLE" BELOW). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TGWA AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TGWA MULTIPLIED BY THE GWB WITHDRAWAL RATE.

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TGWA, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that

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
exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TGWA, REMAINING GUARANTEE WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce Your TGWA or Annual Benefit Payment but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your TGWA, Annual Benefit Payment and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix D, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."

You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your TGWA You cannot withdraw 2% of the TGWA in one year and then withdraw 6% of the TGWA the next year without making an Excess Withdrawal in the second year.

Income taxes and penalties may apply to your withdrawals. Withdrawal Charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charges.")

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the TGWA multiplied by the GWB withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:

(1)You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program,

(2)You do not take additional withdrawals outside of these two programs, and

(3)your remaining Annual Benefit Payment for the Contract Year is equal to zero;

we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 86/th/ birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the TGWA immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:

  . resets the TGWA and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not You have taken any withdrawals;

                                                                             65

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  .   resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the TGWA after the step-up; and

  . may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current GWB optional benefit charge, we will notify You in writing a minimum of thirty (30) days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Annuity Service Office no less than seven (7) calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Annuity Service Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the TGWA and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow You to increase your Annual Benefit Payment for a Contract Year if You are confined to a nursing home. Beginning in the fourth Contract Year, You may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:

(1)You are confined to a nursing home for at least ninety (90) consecutive days;

(2)your request is received by the Contract Anniversary after the oldest Contract Owner's 80/th/ birthday (However, if we received a request from You by this Contract Anniversary and we approved it, You are permitted to submit additional requests after this Contract Anniversary);

(3)You have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;

(4)the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while You are confined;

(5)your Account Value is greater than zero at the time the request is approved; and

(6)the GWB optional benefit has not been terminated.

In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Contract Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.

If You meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:

   (a)the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate and then multiplied by the Total Guaranteed Withdrawal Amount; or;

   (b)your Annual Benefit Payment before the acceptance of your request.

Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year. You may not take the additional Annual Benefit Payment under the Systematic Withdrawal Program.

The Payment Enhancement Feature may allow You to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see "Managing Your Withdrawals" above). The Payment Enhancement Feature

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
does not increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB optional benefit) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB optional benefit.)

At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, You may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if You meet the conditions above.

The Payment Enhancement Feature is only available if the oldest Contract Owner is age 75 or younger at the Contract Issue Date. The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota. As of the date of this Prospectus, the Payment Enhancement Feature is available in all other states in which the GWB optional benefit is available for purchase.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB on the Contract Anniversary every five (5) Contract Years for the first fifteen (15) Contract Years and annually thereafter. We must receive your cancellation request within thirty (30) days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to our Annuity Service Office). The cancellation will take effect upon our receipt of your request. If cancelled , the GWB will terminate we will no longer deduct the GWB optional benefit charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1" will no longer apply. The Contract, however, will continue.

If You cancel the GWB optional benefit on the 15/th/ Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) -
(b) where:

   (a)is Purchase Payments credited within 120 days of the Issue Date, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and;

   (b)is the Account Value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable Investment Option in the ratio the portion of the Account Value in such Investment Option bears to the total Account Value in all Investment Options. The Guaranteed Principal Adjustment will never be less than zero.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB: SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1."

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

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB optional benefit is in effect, You are limited to making Purchase Payments within the GWB Purchase Payment Period (see "GWB Rate Table" below). If the GWB optional benefit is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Optional Benefit" below), this restriction on subsequent Purchase Payments no longer applies.

WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from Purchase Payments as described in "Charges -- Withdrawal Charges" (also see "Expenses -- Withdrawal Charges -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2 , a 10% Federal income tax penalty may apply.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB OPTIONAL BENEFIT IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB OPTIONAL BENEFIT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

GWB AND DECEDENT CONTRACTS. If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may purchase the GWB optional benefit.

If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity Contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the GWB optional benefit.

TERMINATION OF THE GWB OPTIONAL BENEFIT. The GWB optional benefit will terminate upon the earliest of:

(1)the date of a full withdrawal of the Account Value (You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will be assessed);

(2)the date all of the Account Value is applied to an Annuity Payment type (a pro rata portion of the optional benefit charge will be assessed.);

(3)the date there are insufficient funds to deduct the GWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);

(4)the death of the Contract Owner or Joint Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

(5)a change of the Contract Owner or Joint Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(6)the effective date of the cancellation of the optional benefit;

(7)the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion of the optional benefit charge will be assessed); or

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

(8)the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the GWB optional benefit charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.

ADDITIONAL INFORMATION. The GWB optional benefit may affect the death benefit available under your Contract. If the Contract Owner or Joint Owner should die while the GWB optional benefit is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently , there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person ) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within five (5) years from the date of death. Payments under this death benefit must begin within twelve (12) months following the date of death.

We reserve the right to accelerate any payment, in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s)). If You terminate the GWB optional benefit because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB optional benefit charge; or (3) the Contract Owner dies except where the Beneficiary or Joint Owner is the spouse of the Contract Owner and the spouse elects to continue the Contract. You may not make additional Purchase Payments under the Contract.

GWB AND ANNUITIZATION. Since the Annuity Date at the time You purchase the Contract is generally the later of the first Contract Anniversary after the oldest Owner's 90th birthday or ten (10) years from the Issue Date, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments (The Annuity Period)"), or You must make a complete withdrawal of your Account Value. If You annuitize at the latest date permitted, You must elect one of the following options:

(1)Annuitize the Account Value under the Contract's annuity provisions.

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(2)Elect to receive the Annual Benefit Payment under the GWB optional benefit paid each year until the Remaining Guaranteed Withdrawal Amount ("RGWA") is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.

If You do not select an Annuity Payment type or elect to receive payments under the GWB optional benefit, we will annuitize your Contract under the Life Annuity with Ten (10) Years of Annuity Payments Guaranteed option. However, if we do, we will adjust your Annuity Payment or annuity option, if necessary, so your aggregate Annuity Payments will not be less than what You would have received under the GWB optional benefit.

(See Appendix D for examples of the GWB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the TGWA and RGWA on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money--Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GWB, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, You should also enroll in the automated required minimum distribution service and elect to receive Your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA and Annual Benefit Payment being reduced.

To enroll the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact our Annuity Service Office.

GWB RATE TABLE

The GWB Rate Table lists the following for the GWB.

  . GWB Withdrawal Rate: if You take withdrawals that do not exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under GWB --

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      see "Operation of the GWB -- Managing Your Withdrawals.") For IRAs and
      other qualified Contracts, also see "Operation of the GWB -- Required Minimum Distributions."

  . GWB Purchase Payment Period: the period of time following the Contract Issue Date during which You may make subsequent Purchase Payments (see " Operation of the GWB -- Restrictions on Subsequent Purchase Payments"); and

  . Payment Enhancement Rate: the percentage by which the GWB Withdrawal Rate will be increased if You request and meet the requirements of the Payment Enhancement Feature under the GWB optional benefit (see "Operation of the GWB -- Payment Enhancement Rate").

DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the optional benefit, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this Prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.

GWB RATE TABLE

                                                               GWB
             Date       Date               GWB               Purchase       Payment
            First       Last           Withdrawal            Payment      Enhancement
           Available  Available           Rate               Period         Rate/2/
-------------------------------------------------------------------------------------
                                     if first       5.0%
                                    withdrawal
GWB v1/1/  05/02/16      --      taken before 5th         120 days from       150%
                                     Contract             Contract Issue
                                    Anniversary                Date
                                 -------------------------
                                     if first       6.0%
                                    withdrawal
                                 taken on or after
                                   5th Contract
                                  Anniversary but
                                    before 10th
                                     Contract
                                    Anniversary
                                 -------------------------
                                     if first       7.0%
                                    withdrawal
                                 taken on or after
                                   10th Contract
                                    Anniversary

/(1)/The GWB v1 is currently available for purchase in all states except
     California, Oregon and Vermont.
/(2)/The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota.

GLWB

If You want to invest your Account Value in the Investment Option(s) during the Accumulation Period, but also want to guarantee that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or

                                                                             71

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Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer an optional benefit for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit. Currently we offer two variations of the GLWB optional benefit: FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below).

The GLWB optional benefit is designed to allow You to invest your Account Value in the Investment Options, while guaranteeing that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB optional benefit immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).

The GLWB optional benefit is currently available for purchase in all states. You may purchase the GLWB optional benefit if You are at least age 50 and not older than age 80 on the effective date of your Contract. You may elect this optional benefit together with the optional Return of Premium Death Benefit or the optional Annual-Step Up Death Benefit. You may not elect this optional benefit together with the Additional Death Benefit -- Earnings Preservation Benefit or the GWB v1. Once elected the GLWB optional benefit may not be terminated except as stated below.

SUMMARY OF THE GLWB

The following section provides a summary of how the GLWB optional benefit works. A more detailed explanation of the operation of the GLWB optional benefit is provided in the section below called "Operation of the GLWB."

The GLWB optional benefit guarantees that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or Excess Withdrawals may reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB OPTIONAL BENEFIT DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).

Under the GLWB optional benefit, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount You may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB optional benefit will reduce your Account Value and death benefits.

IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT OPTION. However, if You cancel the GLWB optional benefit after a waiting period of at least ten
(10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the Issue Date reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)

While the GLWB optional benefit is in effect, we may reject subsequent Purchase Payments by sending advance written Notice if any of the changes listed in the section "Investment Allocation Restrictions For Certain Optional Benefits --

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Investment Allocation and Other Purchase Payment Restrictions for the GLWB --
Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written notice to you otherwise.

OPERATION OF THE GLWB

The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB optional benefit (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to "GLWB Rate Table" below for the specific rates and other terms applicable to your GLWB optional benefit.

(See Appendix E for examples illustrating the operation of the GLWB.)

BENEFIT BASE.   While the GLWB optional benefit is in effect, we guarantee that
You will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table" below) while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date You reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 ($120,000 x ($10,000/$100,000) = $12,000). Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, You take a withdrawal that exceeds or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW).

On each Contract Anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table" below) multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary (see "Automatic Step-Up" below).

ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when You take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table" below). As shown in the GLWB Rate Tables, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.

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Each time a withdrawal is made in a Contract Year, we decrease the Annual
Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.

As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your Contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.

You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB optional benefit is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.

IT IS IMPORTANT TO NOTE:

  . If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay You any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table" below) multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.

  . If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.

  . The Annual Benefit Payment may be paid at any other frequency acceptable to You and us, but not less frequently than annually, and will be equal to the Annual Benefit Payment divided by the number of payments per year.

  . IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB OPTIONAL BENEFIT, AND THE GLWB OPTIONAL BENEFIT WILL TERMINATE.

  . If your Contract has not been continued under Spousal Continuation described below, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table" below).

  . You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to You, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of thirty (30) days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the Contract and all obligations of the Company.

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  .   While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.

  . IF YOU HAVE ELECTED THE GLWB OPTIONAL BENEFIT, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB OPTIONAL BENEFIT, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE" BELOW). AS SHOWN IN THE GLWB RATE TABLES, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.

  . At any time during the Accumulation Period, You can elect to annuitize under current annuity rates in lieu of continuing the GLWB optional benefit. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB optional benefit. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.

GLWB VARIATIONS. We currently offer two different variations of the GLWB optional benefit. The two variations are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation You choose. Depending on your expectations and preferences, You can choose the variation that best meets your needs.

Prior to issuance, You must select either:

  . FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

  . FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table" below).

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, You should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal, or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL
AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.

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IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE
THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce Your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce Your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix E, "Withdrawals -- Withdrawals After the Lifetime Withdrawal Age -- Excess Withdrawals."

You can always make Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, You cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.

Income taxes and penalties may apply to your withdrawals. Withdrawal Charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See "Expenses -- Withdrawal Charges.")

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:

(1)You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;

(2)You do not take additional withdrawals outside of these two programs; and

(3)your Remaining Annual Benefit Payment for the Contract Year is equal to zero;

we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

AUTOMATIC STEP-UP.   On each Contract Anniversary prior to the Contract Owner's
91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that You have not chosen to decline the Automatic Step-Up as described below).

The Automatic Step-Up:

  . will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals;

  . will increase the Annual Benefit Payment to equal the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and

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  .   may increase the GLWB optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.

In the event that your GLWB optional benefit charge would increase with the Automatic Step-Up, we will notify You in writing a minimum of thirty (30) days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Step-Up and related increased GLWB optional benefit charge. If You elect to decline the Automatic Step-Up, You must notify us in writing at our Annuity Service Office no less than seven (7) calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at our Annuity Service Office that You wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. If your Contract has both the GLWB optional benefit and the GLWB Death Benefit (see "GLWB Death Benefit" below), and You choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until You elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two optional benefits.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB optional benefit on the Contract Anniversary every five (5) Contract Years for the first ten (10) Contract Years and annually thereafter. We must receive your cancellation request within thirty (30) days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to our Annuity Service Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB optional benefit will terminate, we will no longer deduct the GLWB optional benefit charge, and the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The Contract, however, will continue.

If You cancel the GLWB optional benefit on the 10/th/ Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

   (a)is Purchase Payments credited within 120 days of the Issue Date, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and

   (b)is the Account Value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable Investment Option in the ratio the portion of the Account Value in such Investment Option bears to the total Account Value in all Investment Options. The Guaranteed Principal Adjustment will never be less than zero.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB OPTIONAL BENEFIT MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB OPTIONAL BENEFIT FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.

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INVESTMENT ALLOCATION RESTRICTIONS.  For a detailed description of the GLWB investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charges" (also see "Expenses -- Withdrawal Charges -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

TAX TREATMENT. The tax treatment of withdrawals under the GLWB optional benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB optional benefit at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.

OWNERSHIP. If You, the Owner, are a natural person, You must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "You" always means the Contract Owner, older Joint Owner or the Annuitant, if the Contract Owner is a non-natural person.

GLWB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase a GLWB optional benefit.

TERMINATION OF THE GLWB OPTIONAL BENEFIT. The GLWB optional benefit will terminate upon the earliest of:

(1)the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the optional benefit charge will be assessed); or (b) a Non-Excess Withdrawal (You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will not be assessed);

(2)the date You apply any portion of the Account Value to an Annuity Payment option (a pro rata portion of the optional benefit charge will be assessed);

(3)the date there are insufficient funds to deduct the GLWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);

(4)the death of the Contract Owner or Joint Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract (see "Spousal Continuation" below);

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(5)the death of the Contract Owner after the first spousal continuation;

(6)a change of the Contract Owner or Joint Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(7)the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(8)the effective date of the cancellation of the optional benefit; or

(9)the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion of the optional benefit charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GLWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the Contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the GLWB optional benefit charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.

SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table" below), if your spouse continues the Contract under the Spousal Continuation provisions of the Contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the Contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and, provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Optional Benefit" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the Contract; however, the GLWB will terminate.

If no withdrawal has been made after the Lifetime Withdrawal Age and the Contract has been continued under Spousal Continuation, then the first withdrawal by the new Contract Owner after the new Contract Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the Contract Owner prior to the Contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.

If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB optional benefit charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table" below) to your spouse (the new Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table" below).

The GLWB will not terminate upon the first Spousal Continuation of the Contract; however, it will terminate upon any subsequent Spousal Continuations.

GLWB AND ANNUITIZATION. Since the Annuity Date at the time You purchase the Contract is generally the later of the first Contract Anniversary after the oldest Owner's 90th birthday or ten (10) years from the Issue Date, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see

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"Annuity Payments (The Annuity Period)"), or You must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.

If You annuitize at the latest date permitted, You must elect one of the following options:

(1)Annuitize the Account Value under the Contract's annuity provisions.

(2)If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death).

If You do not select an annuity option or elect to receive payments under the GLWB optional benefit, we will annuitize your Contract under the Life Annuity with Ten (10) Years of Annuity Payments Guaranteed annuity option. However, if we do, we will adjust your Annuity Payment or annuity option, if necessary, so your aggregate Annuity Payments will not be less than what You would have received under the GLWB optional benefit.

(See Appendix E for examples of the GLWB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GLWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GLWB optional benefit, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.

To enroll the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact our Annuity Service Office.

GLWB DEATH BENEFIT

If You elect the GLWB optional living benefit, You will receive the Standard Death Benefit, as described under "Death Benefit -- Generally -- Standard Death Benefit -- Account Value." However, in states where approved, you may elect the

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
GLWB Death Benefit for an additional charge when you elect the GLWB optional living benefit if You are at least age 50 and not older than age 65 at the effective date of your Contract. The GLWB Death Benefit is not currently available for purchase in Washington. You may not elect any other optional death benefit or the Additional Death Benefit - Earnings Preservation Benefit with the GLWB Death Benefit.

You should understand that by electing both the GLWB optional benefit and the GLWB Death Benefit, You will be paying for and receiving both a living benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GLWB optional benefit or other available death benefits individually. Please note that other standard or optional death benefits are available under the Contract. You should also understand that once GLWB optional benefit lifetime payments begin or the GLWB optional benefit terminates, the GLWB Death Benefit will be terminated.

SUMMARY OF THE GLWB DEATH BENEFIT

Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Standard Death Benefit, then this death benefit amount will be paid instead of the Standard Death Benefit. All other provisions of your Contract's death benefit will apply.

OPERATION OF THE GLWB DEATH BENEFIT

The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, "Excess Withdrawals," "Non-Excess Withdrawals," "Rollup Rate," "Rollup Rate Period End Date," "Automatic Step-Up" and "Benefit Base"), refer to the "GLWB" section above.

If You elect the GLWB Death Benefit, the amount of the death benefit will be the greater of:

(1)the GLWB Death Benefit Base; and

(2)the Standard Death Benefit calculated under your Contract.

(See Appendix F for examples illustrating the operation of the GLWB Death Benefit.)

GLWB DEATH BENEFIT BASE. The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit optional benefit charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base will be increased by the amount of each Purchase Payment made, and reduced for all withdrawals as described below.

The GLWB Death Benefit Base cannot be withdrawn in a lump sum.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals to retain the full benefit of this optional benefit. In other words, You should not take Excess Withdrawals.

IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE GLWB DEATH BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THE REDUCTION IN THE GLWB DEATH BENEFIT BASE MAY BE SIGNIFICANT. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.

ANY WITHDRAWALS TAKEN PRIOR TO THE DATE YOU REACH THE LIFETIME WITHDRAWAL AGE WILL TRIGGER A PROPORTIONAL ADJUSTMENT TO THE GLWB DEATH BENEFIT BASE.

After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.

IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR GLWB DEATH BENEFIT BASE BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce Your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to Your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals -- Withdrawals After the Lifetime Withdrawal Age -- Excess Withdrawals."

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or
(2) after the Rollup Rate Period End Date.

The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.

AUTOMATIC STEP-UP. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see "GLWB -- Automatic Step-Up" above), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any optional benefit charge but prior to processing any transactions on such date.

The Automatic Step-Up:

  . will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals; and

  . may increase the GLWB Death Benefit optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB maximum optional benefit charge (1.20%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new Contract purchases at the time of the Automatic Step-Up.

If however, the GLWB Death Benefit optional benefit charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit optional benefit charge your rate will not change.

You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit optional benefit charge. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at our Annuity Service Office that You wish to reinstate the Automatic Step-Ups (see "GLWB -- Automatic Step-Up" above.)

TERMINATION OF THE GLWB DEATH BENEFIT. If the GLWB optional benefit is cancelled or terminated as described above under "GLWB -- Termination of the GLWB Optional Benefit", the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.

SPOUSAL CONTINUATION. For information on Spousal Continuation, see the "GLWB -- Operation of the GLWB -- Spousal Continuation" section above.

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

GLWB RATE TABLE

The GLWB Rate Table lists the following for the GLWB optional benefit.

  . Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each Contract Anniversary if a withdrawal has not occurred in the previous Contract Year.

  . Rollup Rate Period End Date: The period of time following the Contract Issue Date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable), will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).

  . GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if You take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "GLWB -- Operation of the GLWB -- Managing Your Withdrawals" above.) For IRAs and other qualified Contracts, also see "GLWB -- Operation of the GLWB -- Required Minimum Distributions" above.

  . GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.

DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB optional benefit. If we introduce a new version of the optional benefit, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this Prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.

GLWB RATE TABLE

FLEXCHOICE LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

  Date      Date           Rollup Rate   Lifetime                                     GLWB Withdrawal Rate
  First     Last    Rollup Period End   Withdrawal                                   (WHEN ACCOUNT VALUE IS
Available Available  Rate     Date         Age          Minimum Spousal Age             GREATER THAN $0)
--------------------------------------------------------------------------------------------------------------
                                                                                     AGE AT 1/ST/  WITHDRAWAL
05/02/16     --     5.00%    10/th/       59 1/2    Your Spouse's Date of Birth      WITHDRAWAL       RATE
                            Contract                  may not be more than 10         AFTER AGE
                           Anniversary             years after your Date of Birth.     59 1/2
                                                                                    --------------------------
                                                                                    59 1/2 to less    4.00%
                                                                                       than 65
                                                                                    --------------------------
                                                                                      65 to less      5.00%
                                                                                       than 75
                                                                                    --------------------------
                                                                                      75 to less      5.25%
                                                                                       than 80
                                                                                    --------------------------
                                                                                         80+          5.75%

                                 GLWB Lifetime Guarantee Rate
                                 (WHEN ACCOUNT VALUE IS REDUCED
     Minimum Spousal Age               TO $0)
---------------------------------------------------------------
                                  SINGLE           JOINT
 Your Spouse's Date of Birth     LIFETIME        LIFETIME
   may not be more than 10       GUARANTEE       GUARANTEE
years after your Date of Birth.    RATE            RATE
                                 ------------------------------
                                   4.00%           3.00%

                                 ------------------------------
                                   5.00%           4.00%

                                 ------------------------------
                                   5.25%           4.25%

                                 ------------------------------
                                   5.75%           4.75%

FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

  Date      Date           Rollup Rate   Lifetime                           GLWB Withdrawal Rate
  First     Last    Rollup Period End   Withdrawal                         (WHEN ACCOUNT VALUE IS
Available Available  Rate     Date         Age      Minimum Spousal Age       GREATER THAN $0)
----------------------------------------------------------------------------------------------------
                                                                           AGE AT 1/ST/  WITHDRAWAL
                                                                            WITHDRAWAL      RATE
                                                                            AFTER AGE
                                                                              59 1/2

                                                                          --------------------------

                                                                          59 1/2 to less   5.00%
05/02/16     --     5.00%    10/th/       59 1/2   Your Spouse's Date of     than 65
                            Contract                 Birth may not be     -              -
                           Anniversary              more than 10 years
                                                    after your Date of      65 to less     6.00%
                                                          Birth.             than 75
                                                                          -              -

                                                                            75 to less     6.00%
                                                                             than 80
                                                                          -              -

                                                                               80+         6.75%


                         GLWB Lifetime Guarantee Rate
 Minimum Spousal Age   (WHEN ACCOUNT VALUE IS REDUCED TO $0)
------------------------------------------------------------
                         AGE WHEN       SINGLE      JOINT
                          ACCOUNT      LIFETIME   LIFETIME
                         VALUE IS      GUARANTEE  GUARANTEE
                        REDUCED TO       RATE       RATE
                           ZERO
                       -------------------------------------
                       79 or younger     3.00%      2.00%
                       -------------------------------------
Your Spouse's Date of  80 or older       3.25%      2.25%
  Birth may not be     -------------------------------------
 more than 10 years    79 or younger     4.00%      3.00%
 after your Date of    -------------------------------------
       Birth.          80 or older       4.25%      3.25%
                       -------------------------------------
                       79 or younger     4.00%      3.00%
                       -------------------------------------
                       80 or older       4.25%      3.25%
                       -------------------------------------
                       79 or younger      N/A        N/A
                       -------------------------------------
                       80 or older       5.00%      4.00%

The GLWB Death Benefit is currently not available for purchase in Washington.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract You can receive regular income payments (referred to as Annuity Payments). When You purchase the Contract, the Annuity Date will be the maturity date stated in your Contract, which generally is the later of (i) the first Contract Anniversary following the oldest Owner's 90th birthday or
(ii) ten (10) years from the Issue Date. You may change your maturity date to a later date if we agree. You can change the Annuity Date to an earlier date by sending Notice to us. We must receive the Notice at least thirty (30) days before the Annuity Date You select. Your Annuity Date must be at least thirty
(30) days after we issue the Contract.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED AN OPTIONAL LIVING BENEFIT, SUCH AS THE GWB V1 OR GLWB, ANNUITIZING YOUR CONTRACT TERMINATES THE OPTIONAL BENEFIT,
INCLUDING ANY DEATH BENEFIT PROVIDED BY THE OPTIONAL BENEFIT AND THE GUARANTEED PRINCIPAL ADJUSTMENT FOR GLWB THAT MAY ALSO BE PROVIDED BY THE OPTIONAL BENEFIT.


When considering an annuity option, You should think about whether You want (i) payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period. Currently, only Fixed Annuity Payments are available under the Contract. In the future we may make a variable annuity payment option available as an additional annuity payment option or instead of the Fixed Annuity Payment option.

ANNUITY PAYMENT TYPES

The annuity option is elected by You. If You do not elect an annuity option, Option 2 -- Life Annuity with Ten (10) Years of Annuity Payments Guaranteed will be automatically applied. Upon thirty (30) days' Notice prior to the Annuity Date, You may change the annuity option.

You may elect to receive Annuity Payments monthly, quarterly, semi-annually or annually. Choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years (such as Options 2 and 5 below) result in Annuity Payments that are smaller than annuity options without such a guarantee (such as Options 1 and 4 below).

The following annuity options, or any other annuity option acceptable to You and us, may be elected:

OPTION 1. LIFE ANNUITY

We will make Annuity Payments, payable at the frequency elected, during the lifetime of the Annuitant and terminating with the last payment due prior to the Annuitant's death. There are no payments made after the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH TEN (10) YEARS OF ANNUITY PAYMENTS GUARANTEED

We will make Annuity Payments, payable at the frequency elected, during the lifetime of the Annuitant with a guarantee that if at the Annuitant's death there have been less than ten (10) years of Annuity Payments made as selected, Annuity Payments will continue for the remainder of the guaranteed period only.

OPTION 3. LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payments, payable at the frequency elected, during the lifetime of the Annuitant with a guarantee that if at the Annuitant's death the total amount of Annuity Payments is less than the Account Value applied to the annuity option, we will pay in a lump sum the difference of the two amounts.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY

We will make Annuity Payments, payable at the frequency elected, during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of either the Annuitant or Joint Annuitant, Annuity Payments will continue to be paid during the remaining lifetime of the survivor. Annuity Payments cease with the final Annuity Payment due prior to the last survivor's death.

OPTION 5. JOINT AND LAST SURVIVOR ANNUITY WITH TEN (10) YEARS OF ANNUITY PAYMENTS GUARANTEED

We will make Annuity Payments, payable at the frequency elected, during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of either the Annuitant or Joint Annuitant, Annuity Payments will continue to be paid during the remaining lifetime of the survivor. If at the last death of the Annuitant and the Joint Annuitant, there have been less than ten (10) years of Annuity Payments made as selected, Annuity Payments will continue to be made for the remainder of the guaranteed period only.

OPTION 6. JOINT AND LAST SURVIVOR ANNUITY WITH CASH REFUND

We will make Annuity Payments, payable at the frequency elected, during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of either the Annuitant or Joint Annuitant, Annuity Payments will continue to be paid during the remaining lifetime of the survivor. Upon last death of the Annuitant and the Joint Annuitant, if the total amount of Annuity Payments is less than the Account Value applied to the annuity option, we will pay in a lump sum the difference of the two amounts.

FIXED ANNUITY PAYMENTS

The annuity option will be payable as Fixed Annuity Payments. Fixed Annuity Payments are guaranteed as to dollar amount.

The "Adjusted Account Value" is the Account Value, less any premium tax and other taxes or other applicable taxes and less any applicable Annual Contract Fee. All or a portion of your Adjusted Account Value may be applied to the applicable fixed annuity tables as defined in your Contract to determine your Annuity Payment. The Adjusted Account Value is determined on the Annuity Calculation Date, which is a Business Day no more than five (5) Business Days prior to the Annuity Date.

Fixed Annuity Payments are based upon the annuity option elected, the Annuitant's Attained Age and sex (where permitted), and the appropriate fixed annuity option table. If, as of the Annuity Calculation Date, the then-current fixed annuity option rates applicable to your class of the Contract provide an Annuity Payment greater than that which is guaranteed under the same annuity option under this Contract, then the greater payment will be made.

AMOUNT AND FREQUENCY OF ANNUITY PAYMENTS

The dollar amount of each Annuity Payment generally will not change.

Annuity Payments will be paid as monthly installments or at any frequency acceptable to You and us. The Adjusted Account Value on the Annuity Calculation Date is applied to the annuity table for the annuity option elected. If the amount of the Adjusted Account Value to be applied under an annuity option is less than $5,000, we reserve the right to make one lump sum payment in lieu of Annuity Payments. If the amount of any Annuity Payment would be or becomes less than $100, we may reduce the frequency of payments to an interval which will result in each payment being at least $100.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your Purchase Payments, by check, cashier's check or certified check, made payable to "Brighthouse Life Insurance Company," to the appropriate address below.


(We reserve the right to receive Purchase Payments by other means acceptable to us.)


             REGULAR MAIL               EXPRESS MAIL
             ------------               ------------
             Brighthouse Premier        Brighthouse Premier
             Variable Annuity/SM/       Variable Annuity/SM/
             PO Box 10342               4700 Westown Parkway,
             Des Moines, IA 50306-0342  Suite 200
                                        West Des Moines, IA 50266


We also permit Purchase Payments to be made directly from your personal checking account. We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your Purchase Payments. If You send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to You, or there may be delay in applying the Purchase Payment or transaction to your Contract.

We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase Payments (including any portion of your Account Value under a Contract which You apply to an annuity option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at the Annuity Service Office, except when they are received:

..   On a day when the Accumulation Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the Purchase Payments will be effective the next day the Accumulation Unit Value is calculated.


We reserve the right to credit your initial Purchase Payment to You within two
(2) Business Days after its receipt at the Annuity Service Office or BLIC sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five (5) Business Days to credit the payment. If the problem cannot be resolved by the fifth Business Day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth Business Day, your money will be returned.


CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within sixty (60) days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail, telephone and Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

..   Account Value

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future Purchase Payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our Business Days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next Business Day.


We have put into place reasonable security procedures to ensure that instructions communicated by telephone or Internet are genuine. For example, telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor BLIC will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to the Annuity Service Office.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the Annuity Service Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the Annuity Service Office.

AFTER YOUR DEATH

If we are presented with notification of your death before any requested transaction is completed (including transactions under the automated investment strategy, the EDCA Program and other dollar cost averaging programs, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract to hold the Contract in your name for his/her benefit. If You are receiving Annuity Payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7722 to make such changes.

MISSTATEMENT

We may require proof of age or sex (where permitted) of the Annuitant before making any Annuity Payments under this Contract that are measured by the Annuitant's life. If the age or sex (where permitted) of the Annuitant has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted), as appropriate, of the Annuitant.

Once Annuity Payments have begun, any underpayments by the Company on account of misstatement of age or sex, with interest at a rate specified in your Contract, will be made up in one sum with the next Annuity Payment. Any overpayments by the Company on account of misstatement of age or sex, with interest at a rate specified in your Contract, will be deducted from future Annuity Payments until the total is repaid.

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EVIDENCE OF SURVIVAL

We may require satisfactory evidence of the continued survival of any person(s) on whose life Annuity Payments are based. We may discontinue Annuity Payments until satisfactory proof of continued survival is received.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.

SUSPENSION OF PAYMENTS OR TRANSFERS

We separately determine the Accumulation Unit Value for each Subaccount once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You thirty (30) days' notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value next determined after receipt to the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   the Exchange is closed (other than customary weekend and holiday closings);

..   trading on the Exchange is restricted;

..   an emergency exists as a result of which disposal of securities held in the
    Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

..   during any other period when the SEC, by order, so permits for the protection of the Owner.

The applicable rules and regulations of the SEC will govern as to whether the conditions described in the second and third situation exist.

DEFERRAL OF PAYMENTS OR TRANSFERS FROM THE FIXED ACCOUNT

We may defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six (6) months after Notice to us subject to the following conditions:

..   To defer payment for withdrawals from the Fixed Account, we will make a written request and receive written approval from the chief insurance regulator of the state of domicile of the Company, if applicable.

..   To defer a transfer from the Fixed Account, we will disclose to the Owner the reason for the delay in the transfer as well as the date on which the transfer will be effective, and the value of the transfer as of the date the request is received by the Company, if applicable.

CYBERSECURITY RISK

   Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Option and the firms involved in the distribution and sale of our variable annuity Contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Investment Option; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

OWNERSHIP

OWNER. You, as the Owner of the Contract, have all the interest and rights under the Contract.

These rights include the right to:

..   change the Beneficiary

..   change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

..   assign the Contract (subject to limitation)

..   change the annuity option

..   exercise all other rights, benefits, options and privileges allowed by the
    Contract or us

The Owner is the person or entity designated as such on the Issue Date, unless changed. You, as the Owner, may change the Owner(s) of the Contract at any time after the Issue Date by sending Notice to us. The change of Owner will become effective as of the date the Notice is signed, unless otherwise specified by the Owner, subject to any payments made or actions taken by the Company prior to receipt of this Notice. A change of Owner request may be refused in a non-discriminatory manner in order to comply with any applicable laws, rules or regulations in effect at the time of the request. A change of Owner will automatically revoke any prior designation of Owner. Any change of Owner is subject to our underwriting rules in effect at the time of the request (see "Death Benefit -- Generally" for information on how a change of ownership may affect the death benefit).

JOINT OWNER. The Contract can be owned by Joint Owners, limited to two natural persons. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by us. Upon the death of either Owner, unless You inform us otherwise by Notice, the surviving Joint Owner will be deemed to be the primary Beneficiary.

BENEFICIARY. The Beneficiary is the person(s) or entity You name to receive any death benefit. The Beneficiary designation in effect on the Issue Date will remain in effect, unless changed. Unless an irrevocable Beneficiary has been named, You can change the primary Beneficiary or contingent Beneficiary at any time before You die. A request to change the Beneficiary(ies) of your Contract may be refused in order to comply with any applicable laws, rules or regulations. A change may be made by filing a Notice with us. The change will take effect as of the date the Notice is signed, unless otherwise specified by the Owner, subject to any payments made or actions taken by the Company prior to receipt of this Notice.

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If Joint Owners have been designated, unless You inform us otherwise by Notice, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated in a Notice to us.

ANNUITANT. The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by You as of the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to our underwriting rules in effect at the time of the request.

ASSIGNMENT. You may assign your rights under the Contract except in situations where restrictions are required for the purposes of satisfying applicable laws or regulations. If your Contract is assigned absolutely, we will treat it as a change of ownership and all interests and rights will be transferred. We are not bound by any assignment unless we receive Notice. We are not responsible for the validity of any assignment. The change will become effective as of the date the Notice is signed, unless otherwise specified by the Owner, subject to any payments made or actions taken by the Company prior to receipt of this Notice. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the Contract.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the Subaccount. You may get performance information from a variety of sources including your quarterly statements, your BLIC representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.


We may state performance in terms of "yield," "change in Accumulation Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Subaccount for thirty (30) days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation Unit for a certain period. These numbers may also be annualized. Change in Accumulation Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), Subaccount and the Annual Contract Fee; however, yield and change in Accumulation Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the Additional Death Benefit -- Earnings Preservation Benefit, the GWB or the GLWB. Withdrawal Charges would reduce investment performance.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, Subaccount and the Annual Contract Fee and applicable Withdrawal Charges since the Subaccount inception date, which is the date the corresponding Investment Option or predecessor Investment Option was first offered under the Separate Account that funds the Contract. These figures also assume a steady annual rate of return. They assume that combination of optional benefits that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Contracts and the Subaccounts as a result of different Separate Account charges and Withdrawal Charges.


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We may calculate performance for certain investment strategies, including
Equity Generator. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the Additional Death Benefit -- Earnings Preservation Benefit, the GWB or the GLWB. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


For purposes of presentation of Non-Standard Performance, we may assume the Contracts were in existence prior to the inception date of the Subaccount in the Separate Account that funds the Contract. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Funds Trust I, Brighthouse Funds Trust II and American Funds(R) Investment Options since the Investment Option inception date. We use the actual Accumulation Unit data after the inception date. Any performance data that includes all or a portion of the time between the Investment Option inception date and the Subaccount inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Investment Option inception date.


We may also present average annual total return calculations that reflect all Separate Account charges and applicable Withdrawal Charges since the Investment Option inception date. We use the actual Accumulation Unit data after the inception date. Any performance data that includes all or a portion of the time between the Investment Option inception date and the Subaccount inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Investment Option inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Investment Options. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Investment Options to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Investment Option based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Investment Option to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Investment Options and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Investment Options, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Investment Options to depict investment-related charges and the charge for the optional benefit being illustrated.

Currently, only Fixed Annuity Payments are available under the Contract. In the future we may make a variable annuity payment option available as an additional annuity payment option or instead of the Fixed Annuity Payment option.

We may demonstrate hypothetical values of Annuity Payments over a specified period based on historical net asset values of the Investment Options and the applicable annuity purchase rate, either for an individual for whom the illustration is to

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be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of Annuity Payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Investment Options, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Investment Options to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

WHO SELLS THE CONTRACTS


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker- dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the Contracts. We pay compensation to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Options make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Options. (See the Investment Option prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Option.

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms 'internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.

We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. With respect to the Contracts, the maximum gross dealer concession ranges from 1.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Value each year that the Contract is in force for servicing the Contract. We may also pay commissions when a Contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


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Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the Contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the Contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Option to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS

This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.

ACCUMULATION

Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e. surrender, partial withdrawal or Annuity Payments. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.

SURRENDERS OR WITHDRAWALS -- EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the

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accumulated value is less than your Purchase Payments upon surrender of your
Contract, You might be able to claim any unrecovered Purchase Payment's loss on your Federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


   (a)on account of your death or disability,


   (b)as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or


   (c)under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

Amounts received as a partial withdrawal may be fully includable in taxable income to the extent of gain in the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS

If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, BLIC intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below).


BLIC reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


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AGGREGATION


If You purchase two or more deferred annuity Contracts from BLIC (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS

The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Owner, may result in income or gift tax consequences to the Owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.

If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

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

INVESTOR CONTROL


In certain circumstances, owners of variable annuity non-qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Investment Options available and the flexibility of the Contract owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been addressed in public rulings. While we believe that the Contract does not give the Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF PAYMENTS IN ANNUITY FORM

Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e. the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.

If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

       (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

       (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 single filers).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.

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

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase Payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase Payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase Payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS

If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, BLIC intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

BLIC reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

(a)on account of your death or disability, or


(b)as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.

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

Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)minimum distribution requirements,

   (b)financial hardship, or

   (c)for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Owner or plan participant (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)the calendar year in which You reach age 70 1/2, or


   (b)the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit Annuity Payments to increase based not only with respect to the investment performance of the Investment Option but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions so apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make

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
additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed Purchase Payment limits You may be subject to a tax penalty.

Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed Purchase Payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five (5) taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account value; as well as adding back certain loads and charges incurred during the prior twelve (12) month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the account value at the date of conversion.

A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.

DISTINCTION FOR PUERTO RICO CODE

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

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
LEGAL PROCEEDINGS


  In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities to perform its contract with the Separate Account or of BLIC to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



     THE INSURANCE COMPANY                                               3

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       4

     PRINCIPAL UNDERWRITER                                               4

     CUSTODIAN                                                           5

     PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT                   5
         Reduction or Elimination of the Withdrawal Charge               5

     CALCULATION OF PERFORMANCE INFORMATION                              6
         Total Return                                                    6
         Historical Unit Values                                          6
         Reporting Agencies                                              7

     ANNUITY PROVISIONS                                                  7
         Fixed Annuity                                                   7
         Mortality and Expense Guarantee                                 8

     LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS                    8

     ADDITIONAL FEDERAL TAX CONSIDERATIONS                               8

     CONSOLIDATED FINANCIAL INFORMATION                                 11

     FINANCIAL STATEMENTS                                               11

APPENDIX A

INVESTMENT OPTION LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                       LEGAL NAME OF INVESTMENT OPTION SERIES  MARKETING NAME
-----------------                       --------------------------------------  --------------
  American Funds Insurance Series(R)    Global Small Capitalization Fund        American Funds Global Small Capitalization Fund

APPENDIX B

ENHANCED DOLLAR COST AVERAGING PROGRAM ("EDCA") EXAMPLE

                                   EXAMPLE:

----------------------------------------------------------------------------------------------------------
                                                                                             Amount
                                                                                        Transferred from
                                                                           EDCA            EDCA Fixed
                                                                      Program-6-Month Account to Selected
                                                       Date  Amount    Interest Rate  Investment Option(s)
                                                   -------- --------- --------------- --------------------
A   EDCA Program-6-Month Initial Purchase Payment    5/1     $12,000*      1.00%            $2,000*
----------------------------------------------------------------------------------------------------------
B                                                    6/1                                    $2,000
----------------------------------------------------------------------------------------------------------
C                                                    7/1                                    $2,000
----------------------------------------------------------------------------------------------------------
D   EDCA Program-6-Month
    Subsequent Purchase Payment                      8/1    $18,000**      1.00%           $5,000**
----------------------------------------------------------------------------------------------------------
E                                                    9/1                                    $5,000
----------------------------------------------------------------------------------------------------------
F                                                    10/1                                   $5,000
----------------------------------------------------------------------------------------------------------
G                                                    11/1                                   $5,000
----------------------------------------------------------------------------------------------------------
H                                                    12/1                                  $4,058.22
----------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first Purchase Payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent Purchase Payment of $18,000 divided by six (6) months. Amounts transferred are from the oldest Purchase Payment and its interest, and so forth, until the EDCA Program account balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

APPENDIX C

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the optional Return of Premium Death Benefit, optional Annual Step-Up Death Benefit and the Additional Death Benefit -- Earnings Preservation Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by an Owner and the investment performance of the Investment Options chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.

RETURN OF PREMIUM DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Return of Premium Death Benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.

----------------------------------------------------------------------------------------------------
                                                          Date                       Amount
                                              ------------------------------ -----------------------
A   Initial Purchase Payment                            9/1/2016                    $100,000
----------------------------------------------------------------------------------------------------
B   Account Value                                       9/1/2017                    $104,000
                                              (First Contract Anniversary)
----------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 9/1/2017                 $104,000
                                                                             (= greater of A and B)
----------------------------------------------------------------------------------------------------
D   Account Value                                       9/1/2018                    $90,000
                                              (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------
E   Death Benefit                                       9/1/2018                    $100,000
                                                                             (= greater of A and D)
----------------------------------------------------------------------------------------------------
F   Withdrawal                                          9/2/2018                     $9,000
----------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Value               9/2/2018                      10%
                                                                                    (= F/D)
----------------------------------------------------------------------------------------------------
H   Account Value after Withdrawal                      9/2/2018                    $81,000
                                                                                    (= D-F)
----------------------------------------------------------------------------------------------------
I   Purchase Payments Reduced for Withdrawal         As of 9/2/2018                 $90,000
                                                                                 (= A-(A X G))
----------------------------------------------------------------------------------------------------
J   Death Benefit                                       9/2/2018                    $90,000
                                                                             (= greater of H and I)
----------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up Death Benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.

                                   EXAMPLE:

-------------------------------------------------------------------------------------------------------------
                                                                   Date                       Amount
                                                       ------------------------------ -----------------------
A   Initial Purchase Payment                                     10/1/2016                   $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Value                                                10/1/2017                   $104,000
                                                       (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                 As of 10/1/2017                $104,000
                                                                                      (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
D   Account Value                                                10/1/2018                   $90,000
                                                       (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)            10/1/2018                   $104,000
                                                                                      (= greater of B and D)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                   10/2/2018                    $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Value                        10/2/2018                     10%
                                                                                             (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Value after Withdrawal                               10/2/2018                   $81,000
                                                                                             (= D-F)
-------------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal          As of 10/2/2018                $93,600
                                                                                          (= E-(E X G))
-------------------------------------------------------------------------------------------------------------
J   Death Benefit                                                10/2/2018                   $93,600
                                                                                      (= greater of H and I)
-------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.

The Account Values on 10/1/18 and 10/2/18 are assumed to be equal prior to the withdrawal.

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Additional Death Benefit -- Earnings Preservation Benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.

                                   EXAMPLE:

--------------------------------------------------------------------
                                       Date           Amount
                                     ---------- --------------------
A   Purchase Payments Not Withdrawn  10/1/2016       $100,000
--------------------------------------------------------------------
B   Death Benefit                    10/1/2017       $105,000
--------------------------------------------------------------------
C   Additional Death Benefit         10/1/2017        $2,000
                                                  (= 40% X (B-A))
--------------------------------------------------------------------
D   Account Value                    10/1/2018        $90,000
--------------------------------------------------------------------
E   Withdrawal                       10/2/2018        $9,000
--------------------------------------------------------------------
F   Account Value after Withdrawal   10/2/2018        $81,000
                                                      (= D-E)
--------------------------------------------------------------------
G   Purchase Payments Not Withdrawn  10/2/2018        $91,000
                                                      (= A-E,
                                                 because there is
                                                    no gain at
                                                time of withdrawal)
--------------------------------------------------------------------
H   Death Benefit                    10/2/2018        $99,238
--------------------------------------------------------------------
I   Additional Death Benefit                          $3,295
                                                  (= 40% X (H-G))
--------------------------------------------------------------------

Notes to Example:

Purchaser is age 60 at issue.

Any Withdrawal Charge from the Account Value is included when determining the percentage of Account Value withdrawn.

All amounts are rounded to the nearest dollar.

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT ("GWB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment performance of the Investment Option(s) chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Option. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A.  GWB -- Annual Benefit Payment Continuing When Account Value Reaches Zero

When You purchase a Contract and elect the optional GWB:

..    your initial Account Value is equal to your initial Purchase Payment;

..    your initial Total Guaranteed Withdrawal Amount (the minimum amount You are guaranteed to receive over time) is equal to your initial Purchase Payment;

..    your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount You are guaranteed to receive over time) is equal to the Total Guaranteed Withdrawal Amount; and

..    your initial Annual Benefit Payment (the amount You may withdraw each
     Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits -- GWB -- GWB Rate Table").

The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume the over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to You (equal, on a annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the Contract will be equal to the initial Total Guaranteed Withdrawal Amount.

                                    [CHART]

B.  GWB -- Effect of an Excess Withdrawal

A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if You do not take Excess Withdrawals, the GWB guarantees that the entire amount of Purchase Payments You make will be returned to You through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.

If You do take an Excess Withdrawal, You will reduce the amount guaranteed be returned to You under the GWB. If You take an Excess Withdrawal, we will:

..    reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;

..    reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and

..    reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal
     Amount multiplied by the GWB Withdrawal Rate.

For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.

These reductions is the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the Contract.

C.  GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, Your initial Total Guaranteed Withdrawal Amount would be $100,000, and Your initial Remaining Guaranteed Withdrawal Amount is 100,000. Also assume the GWB Withdrawal Rate is 5%, making Your Annual Benefit Payment $5,000 ($100,000 x 5%).

Assume due to poor market performance Your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces Your Account Value to $70,000 ($80,000 - $10,000). Since Your $10,000 withdrawal exceeds Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to 87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).

Assume instead that You withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces Your Account Value to $75,000 ($80,000 - $5,000). Since Your first withdrawal of $5,000 does not exceed Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces Your Account Value to $70,000 ($75,000 - $5,000). Since Your second withdrawal causes Your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual

Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($96,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D.  GWB -- How the Automatic Annual Step-Up Works

As described in Example A above, when You purchase a Contract and elect the optional GWB, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.

Assume that on the first Contract Anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.

Assume that on the second Contract Anniversary the Account Value is one again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.

Even if the Account Value decreases after the second Contract Anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as You do not take Excess Withdrawals.

The graphic example below shows how the Automatic Annual Step-Ups on the first and second Contract Anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the Contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth Contract Anniversary.

Automatic Annual Step-Ups may only occur on Contract Anniversaries prior to the Contract Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up.

                                    [CHART]

APPENDIX E

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment performance of the Investment Option(s) chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB optional benefit does not establish or guarantee an Account Value or minimum return for any Investment Option. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.

BENEFIT BASE

The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.

A. WITHDRAWALS

WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE

There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value; this adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).

WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE

Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.

A "Non-Excess Withdrawal" is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.

An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.

The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.

Examples:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

Non-Excess Withdrawals

You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.

Excess Withdrawals

Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).

Assume instead that You withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).

B. ROLLUP RATE

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.

The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each Contract Anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 X 5%).

If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.

After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.

C. AUTOMATIC STEP-UP

On each Contract Anniversary prior to your 91/st/ birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up will
(1) increase the Benefit Base to the Account Value, (2) increase the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up, (3) and may increase the optional benefit charge.

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.

At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the Contract Anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).

ILLUSTRATIVE GLWB EXAMPLE

The graph below is an illustration that incorporates several concepts of the GLWB optional benefit.

Please note:

  --The graph assumes no withdrawals occur until after the Lifetime Withdrawal
    Age.

  --The graph assumes no withdrawals occur until the Rollup Rate Period End
    Date is reached.

  --The graph assumes Account Value fluctuation in order to illustrate
    Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime Annuity Payments.

  --The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).

  --The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purposes of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

                                    [GRAPHIC]

APPENDIX F

GUARANTEED LIFETIME WITHDRAWAL BENEFIT - DEATH BENEFIT ("GLWB DEATH BENEFIT") EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if You elect the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment performance of the Investment Option(s) chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.

GLWB DEATH BENEFIT BASE

The initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base is increased by any additional Purchase Payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.

Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix H examples for the GLWB optional benefit.

A. WITHDRAWALS

WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE

There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value, This adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).

WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE

Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.

A "Non-Excess Withdrawal" is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.

An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.

Examples:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.

Non-Excess Withdrawals

You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.

Excess Withdrawals

Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).

Assume instead that You withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000
- $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%).

B. ROLLUP RATE

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.

The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.

If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on Contract Anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).

If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.

After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.

C. AUTOMATIC STEP-UP

On each Contract Anniversary prior to your 91/st/ birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB optional benefit immediately before the Automatic Step-Up. An Automatic Step-Up will (1) increase the GLWB Death Benefit Base to the Account Value and (2) may increase the GLWB Death Benefit optional benefit charge.

Example:

Assume You make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.

At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.

On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB optional benefit due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.

At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB optional benefit immediately before the Contract Anniversary. The Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[_] Brighthouse Premier Variable Annuity/SM/

[_] Brighthouse Funds Trust I

[_] Brighthouse Funds Trust II


[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip



                     Brighthouse Life Insurance Company
                     11225 North Community House Road
                     Charlotte, NC 28277
                     (800) 343-8496

              BRIGHTHOUSE PREMIER VARIABLE ANNUITY/SM/ CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                                  MAY 1, 2017

                                      FOR

          BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   ISSUED BY

                      BRIGHTHOUSE LIFE INSURANCE COMPANY

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS BUT RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED MAY 1, 2017. A COPY OF THE VARIABLE ANNUITY CONTRACT PROSPECTUS MAY BE OBTAINED BY WRITING TO BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266, OR BY CALLING 1-800-233-3591, OR BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

THE SAI CONTAINS INFORMATION IN ADDITION TO THE INFORMATION DESCRIBED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACTS (THE "CONTRACT(S)") OFFERED BY BRIGHTHOUSE LIFE INSURANCE COMPANY ("WE", "OUR", OR THE "COMPANY").



BLIC-Book-751

            TABLE OF CONTENTS                                  PAGE

            THE INSURANCE COMPANY.............................    3

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....    4

            PRINCIPAL UNDERWRITER.............................    4

            CUSTODIAN.........................................    5

            PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.    5
               Reduction or Elimination of the Withdrawal
                 Charge.......................................    5

            CALCULATION OF PERFORMANCE INFORMATION............    6
               Total Return...................................    6
               Historical Unit Values.........................    6
               Reporting Agencies.............................    7

            ANNUITY PROVISIONS................................    7
               Fixed Annuity..................................    7
               Mortality and Expense Guarantee................    8

            LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS..    8

            ADDITIONAL FEDERAL TAX CONSIDERATIONS.............    8

            CONSOLIDATED FINANCIAL INFORMATION................   11

            FINANCIAL STATEMENTS..............................   11

THE INSURANCE COMPANY

Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:





- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

 - MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

 - MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

 - MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company,

Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

PRINCIPAL UNDERWRITER

Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.

CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the contracts is contained in the Prospectus. (See "Who Sells the Contracts.") Additional information is provided below.

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                                              Aggregate Amount of
                                              Commissions Retained
                          Aggregate Amount of by Distributor After
                          Commissions Paid to Payments to Selling
             Fiscal year      Distributor            Firms
             -----------  ------------------- --------------------
                2016         $568,161,672
                2015         $568,720,128              $0
                2014          $43,885,979              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the Contracts.



As noted in the Prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. In view of the fact that the Contracts are newly offered, no commissions were paid in connection with the Contracts.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on B and R Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a Withdrawal Charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit Value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account charges (including certain death benefit rider charges), the expenses for the underlying Investment Option being advertised, and any applicable Annual Contract Fee, Withdrawal Charge, GWB or GLWB rider charge. For purposes of calculating performance information, the GLWB and GWB rider charges may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit Values for an initial $1,000 Purchase Payment, and deducting any applicable Annual Contract Fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



   P (1 + T)/n/ = ERV

Where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

    ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a Withdrawal Charge or applicable GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment performance of each Investment Option will fluctuate over time, and any presentation of the Investment Option's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit Values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit Values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit Values for any of the Investment Options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit Values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.



Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

Currently, only Fixed Annuity Payments are available under the Contract. In the future we may make a variable annuity payment option available as an additional annuity payment option or instead of the Fixed Annuity Payment option.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment performance of the Separate Account. The "Adjusted Account Value" is the Account Value, less any premium tax and other taxes and less any applicable Annual Contract Fee. All or a portion of your Adjusted Account Value may be applied to the applicable fixed annuity tables as defined on your Contract schedule to determine your Annuity Payment. The Adjusted Account Value is determined on the Annuity Calculation Date which is a Business Day no more than five (5) Business Days prior to the Annuity Date.

Fixed Annuity Payments are based upon the annuity option elected, the Annuitant's Attained Age and sex (where permitted by law), and the appropriate fixed annuity option table. If, as of the Annuity Calculation Date, the then-current fixed annuity option rates applicable to this class of Contracts provide an Annuity Payment greater than that which is guaranteed under the same annuity option under this Contract, then the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity Contract under federal tax law and to protect you and other Owners in the Investment Options from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:




                         Capital Gains  Dividends Other
                         -------------  --------- -----
                            23.8%         43.4%   43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS

Annuity Contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.]



ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a)choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b)make certain withdrawals under plans for which a qualified consent is required;

(c)name someone other than the spouse as your Beneficiary; or

(d)use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)SEP/401(A): (employer contributions only)

(5)403(B) (TSA): elective contribution: $18,000; catch-up contribution: $6,000

(6)457(B): elective contribution: $18,000; catch-up contribution: $6,000




Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity Contract purchase.

CONSOLIDATED FINANCIAL INFORMATION


Consolidated financial information (Accumulation Unit Value information) is not available because the Contract was not offered for sale prior to May 1, 2017, and therefore there are no Accumulation Units outstanding as of the date of this SAI.


FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
                               -----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements



The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account are included in Part B hereof and include:



1. Report of Independent Registered Public Accounting Firm



2. Statements of Assets and Liabilities as of December 31, 2016


3. Statements of Operations for the year ended December 31, 2016


4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015



5. Notes to the Financial Statements



The consolidated financial statements and financial statement schedules of the Company are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm



2. Consolidated Balance Sheets as of December 31, 2016 and 2015


3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014


6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014



7. Notes to the Consolidated Financial Statements


8. Financial Statement Schedules


b. Exhibits

   1(a). Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (1)

   1(b). Resolution of MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (2)


   1(c). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors, dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (20)


   2.          Not Applicable


   3(a)(i). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (3)

   3(a)(ii).   Amendment No.2 to the Distribution and Principal Underwriting
               Agreement between MetLife Insurance Company USA and MetLife
               Investors Distribution Company (effective December 7, 2015). (19)


   3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (4)

   3(c).       Master Retail Sales Agreement (MLIDC). (4)

   3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (5)


   3(e) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (22)

   3(f)        Brighthouse Securities, LLC Sales Agreement (22)

   4(a) Form of Flexible Premium Deferred Variable Annuity Contract ICC15-8-210 (11/15) (17)

   4(b)        Form of Contract Schedule ICC15-8 C210 (11/15) (17)

   4(c)        Form of Roth Individual Retirement Annuity Endorsement
               ICC15-8-E-15 (18)

   4(d)        Form of Individual Retirement Annuity Endorsement ICC15-8-E-14
               (18)

   4(e)        Form of Non-Qualified Annuity Endorsement ICC15-8-E-16 (18)

   4(f)        Form of SIMPLE Individual Retirement Annuity Endorsement
               ICC15-8-E-17 (18)

   4(g)        Form of Unisex Annuity Rates Endorsement ICC14-6-E-9 (14)

   4(h)        Form of Fixed Account Rider ICC15-8-FIX-1 (11/15) (17)

   4(i)        Form of Fixed Account Rider Contract Schedule
               ICC15-8-CFIX-1 (11/15) (17)

   4(j)        Form of Enhanced Dollar Cost Averaging Rider (18)

   4(k)        Form of Death Benefit Rider (Return of Purchase Payments) (18)

   4(l)        Form of Death Benefit Rider (Annual Step-up) (18)

   4(m)        Form of Guaranteed Withdrawal Benefit Rider (18)

   4(n) Form of Guaranteed Lifetime Withdrawal Benefit Rider (with Death Benefit) (18)

   4(o) Form of Additional Death Benefit Rider (Earnings Preservation Benefit) (18)

   4(p) Form of Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (18)

   4(q)        Form of Waiver of Withdrawal Charge for Terminal Illness Rider
               (18)

   4(r)        Form of Waiver of Withdrawal Charge for Disability Rider ICC 15-
               8-DWR (18)

   4(s) Form of Guaranteed Withdrawal Benefit Payment Enhancement Rider MLIU-NAR(4/13)(21)

   4(t) Form of Contract Schedule Guranteed Withdrawal Benefit(GWB)Rider MLIU-GWB (4/13)(21)

   4(u) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (22)


   5 Form of Variable Annuity Application ICC15-MPP-APP (11/15) MPP-ICC (05/16) (18)


   6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (7)

   6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (7)

   6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (8)

   6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (9)

   6(e) Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (Formerly known as The Travelers Insurance Company) June 1, 2012. (6)


   6(f) Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (22)

   6(g)        Copy of Amended and Restated Bylaws of the Company (22)


   7(a). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)

   7(b). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)

   7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014) (15)

   7(c)(i). Variable Annuity Death Benefit Reinsurance Agreement Effective June 1, 1997 between The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment Nos. 1 and 2, and Notice Letter of termination of new business. (10)

   7(c)(ii).   Variable Annuity Death Benefit Reinsurance Agreement Effective
               June 1, 1997 between The Travelers Life and Annuity Company and
               Connecticut General Life Insurance Company, Amendment Nos. 1 and
               2, and Notice Letter of termination of new business. (10)

   7(d)(i). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company Effective June 1, 1994, Amendment Nos. 1 through 4, and Confidentiality Addendum. (10)

   7(d)(ii).   Automatic Annuity Reinsurance Agreement between The Travelers
               Life and Annuity Company and Transamerica Occidental Life
               Insurance Company Effective July 1, 1995, Amendment Nos. 1
               through 3, and Confidentiality Addendum. (10)

   7(e)(i). Automatic Reinsurance Agreement between The Travelers Insurance Company and North American Reassurance Company (now known as Swiss Re Life Company America) (effective June 1, 1994), and Amendment Nos. 1 through 6 and Amendment Nos. 8 and 9, Notice Letter termination of new business, Amendment Nos. 10 through 21.
               (10)

   7(e)(ii).   Automatic Reinsurance Agreement between The Travelers Life and
               Annuity Company and Swiss Re Life Company America (effective
               July 1, 1995), Amendment Nos. 1 through 4, Amendment Nos. 6 and
               7, Notice Letter of termination of new business, Amendment Nos. 8 through 11 and Amendment Nos. 17 through 19. (10)

   7(f) Service Agreement and Indemnity Combination and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company Treaty #20176 (effective January 1, 2014). (11)

   7(g) Amended and Restated Indemnity Retrocession Agreement Coverage effective April 1, 2006 between MetLife Insurance Company USA and Catalyst Re. Ltd. (15)

   8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (9)

   8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (10)


   8(a)(ii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (22)


   8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (8)

   8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (10)

   8(b)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust,
               MetLife Advisers, LLC, MetLife Investors Distribution Company and
               MetLife Insurance Company of Connecticut. (10)

   8(b)(iii).  Amendment to Participation Agreement Among Met Investors Series
               Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (16)


   8(b)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (22)


   8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
               April 28, 2008.) (12)

   8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (13)

   8(c)(ii).   Amendment No. 7 to the Participation Agreement Among MetLife
               Insurance Company of Connecticut, American Funds Insurance
               Series, American Funds Distributors, Inc. and Capital Research and Management Company. (16)

   8(c)(iii).  Eighth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (19)

   8(c)(iv).   Ninth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American
               Funds Distributors, Inc. and Capital Research and Management
               Company dated November 19, 2014. (19)


   9.          Opinion of Counsel (21)


   10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)(filed herewith)


   11.         Not Applicable.

   12.         Not Applicable.



   13. Powers of Attorney for Eric T. Steigerwalt, Anant Bhalla, Myles Lambert, Kieran J. Mullins, John L. Rosenthal and Lynn A. Dumais (filed herewith)




   (1) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.



   (2)         Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4/A, File Nos.333-152199/811-21262, filed November 20, 2008.



   (3) Incorporated herein by reference to Post-Effective Amendment No 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152199/811-21262, filed April 8, 2009.



   (4) Incorporated herein by reference to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.



   (5) Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File
               Nos.033-73466/811-08242, filed April 7, 2008.



   (6) Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.



   (7) Incorporated herein by reference to the registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.



   (8)         Incorporated herein by reference to Post-Effective Amendment
               No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465 filed April 6, 2006.


   (9) Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.



   (10) Incorporated herein by reference Post-Effective Amendment No.4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos.333-152189/811-21262, filed April 4, 2012.



   (11) Incorporated herein by reference to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 4, 2014.

   (12) Incorporated herein by reference to Post-Effective Amendment No 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.



   (13) Incorporated herein by reference to Post-Effective Amendment No 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.


   (14)        Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-197658/811-21262, filed on October 31, 2014.

   (15) Incorporated herein by reference to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.

   (16) Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.


   (17) Incorporated herein by reference to Initial Registration to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-208464/811-21262, filed December 10, 2015.



   (18) Incorporated herein by reference to Pre-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-208464/21262, filed on March 2, 2016.

   (19) Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.

   (20) Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3 File No. 333-201857, filed February 4, 2015.


   (21) Incorporated herein by reference to Pre-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-208464/ 811-21262, filed April 12, 2016.

   (22)        Incorporated herein by reference to Post-Effective Amendment No.
               27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/ 811-21262, filed on April 5, 2017.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Principal Business Address:
    Brighthouse Life Insurance Company
    11225 North Community House Road
    Charlotte, North Carolina 28277



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------   ------------------------------------

Eric T. Steigerwalt                   Director, Chairman of the Board, President and Chief Executive
Gragg Building                        Officer
11225 North Community House Road
Charlotte, NC 28277

Anant Bhalla                          Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                         Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Kieran Mullins                        Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John Rosenthal                        Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960

Kimberly Berwanger                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Patrisha Cox                          Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Davis                            Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew DeMarco                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David Dooley                          Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960

Meghan Doscher                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277

James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marc Pucci                          Vice President
334 Madison Avenue
Morristown, NJ 07960

Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277

Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James Wiviott                       Vice President
334 Madison Avenue
Morristown, NJ 07960

Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz                   Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David Chamberlin                    Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647

Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Christine DeBiase                   Vice President, General Counsel and
Gragg Building                      Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277


Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a)  Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Funds I
Brighthouse Funds II
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Separate Account A
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account One
Brighthouse Variable Life Account A
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Myles Lambert                           Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                         Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard Nigro                         Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Kieran R. Mullins                    Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                     Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                       Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Melissa Cox                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                     Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz                    Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

D. Burt Arrington                    Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul Scott Peterson                  Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





   (c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.

       Compensation to Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

(d)  Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

(e)  Brighthouse Financial, One Financial Center, Boston, MA 02111

ITEM 31. MANAGEMENT SERVICES

Not Applicable.



ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Brighthouse Life Insurance Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 5th day of April, 2017.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By:   BRIGHTHOUSE LIFE INSURANCE COMPANY

By:   /s/ Gregory E. Illson
      -----------------------------------------
      Gregory E. Illson, Vice President

By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
      (Depositor)

By:   /s/ Gregory E. Illson
      -----------------------------------------
      Gregory E. Illson, Vice President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April, 2017.

/s/ Eric T. Steigerwalt*       Chairman of the Board, President, Chief Executive
-----------------------------  Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*          Director and Vice President
-----------------------------
Myles J, Lambert

/s/ Kieran Mullins*            Director and Vice President
-----------------------------
Kieran Mullins

/s/ John L. Rosenthal*         Director, Vice President and Chief Investment
-----------------------------  Officer
John L.Rosenthal

/s/ Anant Bhalla*              Director, Vice President and Chief Financial
-----------------------------  Officer
Anant Bhalla

/s/ Lynn A. Dumais*            Vice President and Chief Accounting Officer
-----------------------------
Lynn A. Dumais

*By:  /s/ Michele H. Abate
      --------------------------------------
      Michele H. Abate, Attorney-in-fact
      April 5, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


10      Consent of Independent Registered Public Accounting Firm

13      Powers of Attorney for Brighthouse Life Insurance Company